UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 5883

Dreyfus Index Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
42	Statement of Financial Futures
43	Statement of Assets and Liabilities
44	Statement of Operations
45	Statement of Changes in Net Assets
46	Financial Highlights
47	Notes to Financial Statements
56	Report of Independent Registered
Public Accounting Firm
57	Important Tax Information
58	Board Members Information
61	Officers of the Fund
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus International
Stock Index Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus International Stock Index Fund covering the 12-month period from November 1, 2006, through October 31, 2007.

After an extended period of steady gains, turmoil in U.S. credit markets over the summer of 2007 has led to heightened volatility in many international equity markets. Nonetheless, fundamentals in the global economy have remained relatively robust, particularly in the “Greater China” region, and recent rate cuts in the United States helped to sustain market rebounds in many regions of the world.

While we expect the global expansion to continue, it probably will do so at a slower rate as U.S. consumer spending moderates and as some high-flying emerging markets, notably China, take steps to reduce unsustainably high growth rates by tightening their respective monetary policies. However, the U.S. dollar has declined against most major currencies throughout most of the reporting period, making investments denominated in foreign currencies more valuable for U.S. residents. Lastly, a stubborn U.S. trade deficit and stronger economic growth in overseas markets continue to attract global capital away from U.S. markets and toward those with higher potential returns.As always, we encourage you to discuss these developments with your financial advisor, who can help you make any adjustments that may be right for your portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Thomas F. Eggers
Chief Executive Officer
The Dreyfus Corporation
November 15, 2007

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2006, through October 31, 2007, as provided by Susan Ellison, Richard A. Brown and Karen Q.Wong, Portfolio Managers

Please note, effective April 23, 2007, Richard A. Brown and Karen Q. Wong joined Ms. Ellison as co-primary portfolio managers of the fund.

Fund and Market Performance Overview

International stock markets continued to achieve robust gains in an environment of strong global economic growth, intensifying mergers-and-acquisitions activity and favorable business conditions. In this environment, the fund’s benchmark achieved positive absolute returns in all of the 21 countries in which it invests.The difference in returns between the fund and the Index was primarily the result of transaction costs and operating expenses.

For the period from November 1, 2006, through October 31, 2007, Dreyfus International Stock Index Fund produced a total return of 24.40% .1This compares with a 24.91% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (the “MSCI EAFE Free Index” or the “Index”), during the same period.2

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Free Index, a broadly diversified, international index composed of approximately 1,100 stocks that trade in 21 major markets outside the United States. The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Free Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Free Index.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

International Equities Advanced Despite Bouts of Volatility

International equity markets posted generally strong returns during the reporting period, with gains fueled by corporate restructurings and robust mergers-and-acquisitions activity throughout much of Europe as well as robust global demand for energy and industrial commodities. High levels of business confidence, positive earnings reports and favorable economic growth forecasts in most countries also supported stock prices. Japan proved to be the laggard of the reporting period, as the country continued to struggle with economic issues despite efforts to reform its financial systems. In addition, for a relatively brief period over the summer, international stocks encountered heightened volatility, largely due to difficulties in the U.S. subprime mortgage sector and the subsequent repricing of risk in other financial markets. By late August, international investors appeared to have regained their footing,and international equity markets began to rebound.

Some of the Index’s better returns stemmed from its holdings in Finland, Hong Kong, Norway, Singapore and Australia. Conversely, Ireland and Japan were among the Index’s laggards for the reporting period. From a market sector standpoint, the multi-industry, raw materials, utilities and capital goods areas ranked among the top contributors to the Index’s return.On the other hand,the health care and banking areas were among the Index’s more lackluster performers. However, even the worst relative performers provided positive absolute returns.

The market’s gains were fueled by a variety of individual companies, including several that more than tripled in value over the reporting period. Notable winners included Australia’s Fortescue Metals Group Limited, an iron ore mining firm; Cosco Corporation, a dry bulk shipper in Singapore; Leighton Holdings Limited, an engineering firm that specializes in building infrastructures throughout Australia and Asia; Tencent Holdings Limited, one of China’s leading Internet service providers;WorleyParsons Corporation, a designer of energy and chemical plants; Denmark’s Vestas Wind Systems, a manufacturer of wind turbines for electricity generation; Mitsumi Electric, a Japanese electronic components distributor; Renewable Energy, a Norwegian solar energy company; and the Hong Kong Exchange and Singapore Exchange, both of which gained value due to increased trading activities.

On the other hand, disappointments during the reporting period stemmed primarily from companies located in Japan and the United Kingdom. In Japan, laggards included Casio Computer, the consumer electronics firm; The Goodwill Group, which provides human resources outsourcing to the Goodwill family of companies; and Tokyo Seimitsu, the leading manufacturer of semiconductor equipment and precision measuring instruments. In the United Kingdom, the Index’s most notable declines included The Rank Group Ltd., which owns hospitality and leisure businesses around the world;Tate & Lyle, one of the world’s largest sugar producers; and DSG International, Britain’s largest electronics retailer.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Free Index by closely approximating the composition of the MSCI EAFE Free Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one country, market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the MSCI EAFE Free Index.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Free Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns as of	10/31/07
	1 Year	5 Years	10 Years

Fund	24.40%	22.44%	8.48%

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus International Stock Index Fund on 10/31/97 to a
$10,000 investment made in the Morgan Stanley Capital International Europe,Australasia, Far East Free Index (the
“Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested and reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the security or country level.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007

Expenses paid per $1,000 †	$ 3.15
Ending value (after expenses)	$1,080.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007

Expenses paid per $1,000 †	$ 3.06
Ending value (after expenses)	$1,022.18

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
October 31, 2007

Common Stocks—97.9%	Shares	Value ($)

Australia—6.9%
ABC Learning Centres	14,688	90,290
AGL Energy	17,165	193,000
Alumina	42,651	266,914
Amcor	34,100	222,801
AMP	72,355	687,214
Ansell	6,196	71,447
APN News & Media	13,413	66,882
Aristocrat Leisure	12,996	126,368
Asciano Group	20,850 [a]	163,342
ASX	6,191	332,553
Australia & New Zealand Banking Group	70,234	1,972,687
AXA Asia Pacific Holdings	32,642	249,125
Babcock & Brown	9,065	259,609
BHP Billiton	127,036	5,501,818
Billabong International	6,249	87,788
BlueScope Steel	26,627	263,859
Boral	24,301	153,781
Brambles	54,273	719,244
Caltex Australia	4,873	97,650
Centro Properties Group	30,823	201,753
Centro Retail Trust (Units)	49,954	74,583
CFS Gandel Retail Trust (Units)	52,841	120,702
Challenger Financial Services Group	15,424	91,585
Coca-Cola Amatil	19,556	186,221
Cochlear	1,959	125,367
Coles Group	42,164	634,492
Commonwealth Bank of Australia	49,307	2,831,091
Commonwealth Property Office Fund (Units)	59,026	86,976
Computershare	17,767	142,855
CSL	20,295 [a]	697,604
CSR	37,349	118,679
DB RREEF Trust	114,018	222,310
Downer EDI	11,637	71,920
Fairfax Media	41,216	182,166
Fortescue Metals Group	4,826 [a]	230,072
Foster’s Group	73,431	436,249

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Futuris	23,089	45,591
Goodman Fielder	41,157	80,683
Goodman Group	53,941	348,387
GPT Group	77,014	333,048
Harvey Norman Holdings	20,532	130,123
Iluka Resources	6,938	28,257
ING Industrial Fund (Units)	33,848	88,514
Insurance Australia Group	67,595	295,843
James Hardie Industries	16,388	99,313
Leighton Holdings	5,280	309,443
Lend Lease	14,124	263,544
Lion Nathan	11,086	95,816
Macquarie Airports Management	25,551	104,393
Macquarie Bank	10,066	792,872
Macquarie Communications Infrastructure Group	14,742	79,496
Macquarie Infrastructure Group	95,835	282,992
Macquarie Office Trust (Units)	72,900	111,616
Mirvac Group	38,986	211,179
Multiplex Group	23,522	109,710
National Australia Bank	61,900	2,492,351
Newcrest Mining	17,395	526,623
OneSteel	27,727	179,055
Orica	12,069	349,250
Origin Energy	32,830	280,397
Pacific Brands	20,181	65,509
Paladin Resources	19,374 [a]	151,444
PaperlinX	20,912	53,918
Perpetual	1,401	97,090
Publishing & Broadcasting	17,377	337,846
Qantas Airways	37,434	206,137
QBE Insurance Group	33,072	1,003,647
Rio Tinto	10,888	1,125,198
Santos	22,650	298,549
Sonic Healthcare	11,613	186,469
Stockland	53,514	447,081
Suncorp-Metway	35,715	675,162

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Australia (continued)
Symbion Health	26,330	99,259
Tabcorp Holdings	19,027	275,558
Tattersall	37,398	146,004
Telstra	106,923	466,340
Telstra (Installment Receipts)	51,919	154,163
Toll Holdings	19,612	244,007
Transurban Group	38,674	262,286
Wesfarmers	14,395	591,445
Westfield Group	66,489	1,352,716
Westpac Banking	70,260	2,004,058
Woodside Petroleum	18,192	885,133
Woolworths	45,912	1,432,856
WorleyParsons	5,350	240,754
Zinifex	17,622	279,410
		38,701,532
Austria—.6%
Andritz	1,336	98,131
bwin Interactive Entertaiment	1,298 [a]	43,961
Erste Bank der Oesterreichischen Sparkassen	7,010	567,936
Flughafen Wien	305	36,095
IMMOEAST	14,496 [a]	176,166
IMMOFINANZ	16,716	198,308
Mayr-Melnhof Karton	260	30,845
Meinl European Land	11,588 [a]	162,285
OMV	6,143	458,678
Raiffeisen International Bank-Holding	1,404	231,764
RHI	882 [a]	45,082
Telekom Austria	13,353	382,505
Verbund-Oesterreichische
Elektrizitaetswirtschafts, Cl. A	2,986	197,035
Voestalpine	4,288	385,061
Wiener Staedtische Versicherung	1,383	101,844
Wienerberger	3,151	196,025
		3,311,721

Common Stocks (continued)	Shares	Value ($)

Belgium—1.3%
AGFA-Gevaert	4,739	65,750
Barco	320	26,268
Bekaert	369	50,705
Belgacom	6,370	304,029
Cofinimmo	339	63,626
Colruyt	623	133,081
Compagnie Maritime Belge	520	47,629
D’ieteren	77	33,285
Delhaize Group	2,924	276,958
Dexia	19,368	620,377
Euronav	590	17,498
Fortis	78,276	2,498,202
Groupe Bruxelles Lambert	3,128	398,962
Groupe Bruxelles Lambert (Strip)	236 a	7
InBev	6,779	639,058
KBC Groep	6,926	968,952
Mobistar	1,138	102,834
Omega Pharma	597	39,903
Solvay	2,380	361,233
UCB	4,307	252,486
Umicore	905	225,201
		7,126,044
China—.1%
Foxconn International Holdings	83,000 a	231,180
Tencent Holdings	35,000	303,459
		534,639
Denmark—.9%
AP Moller—Maersk, Cl. B	41	565,040
Bang & Olufsen, Cl. B	350	40,966
Carlsberg, Cl. B	1,255	168,816
Coloplast, Cl. B	1,027	99,274
Dampskibsselskabet Torm	1,388	57,655
Danisco	1,915	147,198

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Denmark (continued)
Danske Bank	17,377	764,819
DSV	1,324	34,951
DSV	6,000	158,390
East Asiatic	762	61,308
FLSmidth & Co.	1,868	202,324
GN Store Nord	6,550 [a]	69,608
H Lundbeck	1,600	45,731
Jyske Bank	2,176 [a]	179,086
NKT Holding	891	97,024
Novo Nordisk, Cl. B	9,170	1,135,604
Novozymes, Cl. B	1,759	191,201
Sydbank	2,192	100,732
Topdanmark	744 [a]	126,796
TrygVesta	1,207	95,588
Vestas Wind Systems	6,864 [a]	611,543
William Demant Holding	980 [a]	89,690
		5,043,344
Finland—1.9%
Amer Sports, Cl. A	3,133	83,220
Cargotec, Cl. B	1,444	89,121
Elisa	5,537	163,978
Fortum	17,047	738,156
Kesko, Cl. B	2,668	159,338
Kone, Cl. B	2,803	231,433
Konecranes	2,261	101,077
Metso	4,783	290,355
Neste Oil	4,602	165,184
Nokia	154,974	6,132,106
Nokian Renkaat	3,727	140,193
OKO Bank, Cl. A	3,382	72,415
Orion, Cl. B	3,310	84,857
Outokumpu	4,131	153,896
Rautaruukki	3,101	177,212
Sampo, Cl. A	16,092	503,570
Sanoma-WSOY	3,180	91,691
Stora Enso, Cl. R	21,649	396,520
Tietoenator	2,613	64,001

Common Stocks (continued)	Shares	Value ($)

Finland (continued)
UPM-Kymmene	19,658	439,401
Uponor	2,097	54,730
Wartsila, Cl. B	2,411	196,730
YIT	5,145	158,175
		10,687,359
France—9.5%
Accor	7,063	673,086
ADP	1,217	138,919
Air France-KLM	4,856	184,347
Air Liquide	9,192	1,263,227
Alcatel-Lucent	88,214	855,078
Alstom	3,966	934,689
Atos Origin	2,750 [a]	166,980
AXA	59,727	2,666,614
BNP Paribas	31,811	3,501,857
Bouygues	8,496	814,441
Business Objects	3,522 [a]	211,359
Cap Gemini	5,317	338,464
Carrefour	22,769	1,636,841
Casino Guichard Perrachon	1,681	187,482
Cie de Saint-Gobain	12,665	1,355,725
Cie Generale d’Optique Essilor International	7,594	483,301
CNP Assurances	1,666	212,081
Compagnie Generale des
Etablissements Michelin, Cl. B	5,491	734,274
Credit Agricole	25,123	991,901
Dassault Systemes	2,306	144,157
France Telecom	69,192	2,548,636
Gaz de France	7,357	417,235
Gecina	406	69,311
Groupe Danone	16,860	1,443,287
Hermes International	2,692	353,556
Icade	1,173	86,447
Imerys	1,289	125,151
Klepierre	2,777	150,340
L’Oreal	9,532	1,249,964
Lafarge	5,715	928,103

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

France (continued)
Lagardere	4,917	415,011
LVMH Moet Hennessy Louis Vuitton	9,327	1,199,332
M6-Metropole Television	2,144	63,401
Neopost	1,237	143,475
PagesJaunes Groupe	4,274	94,235
Pernod-Ricard	3,451	796,341
Peugeot	5,668	524,647
PPR	2,855	565,131
Publicis Groupe	5,521	223,890
Renault	7,053	1,182,635
Safran	6,493	164,485
Sanofi-Aventis	38,632	3,383,632
Schneider Electric	8,275	1,137,925
Scor	6,516	177,228
Societe BIC	1,052	81,654
Societe Des Autoroutes Paris-Rhin-Rhone	719	76,393
Societe Generale	14,004	2,347,357
Societe Television Francaise 1	4,756	131,353
Sodexho Alliance	3,616	260,369
Suez	38,847	2,523,465
Suez (Strip)	2,304 [a]	33
Technip	3,926	351,418
Thales	3,490	217,215
Thomson	8,984	156,491
Total	81,491	6,560,974
Unibail	2,887	716,817
Valeo	2,439	133,417
Vallourec	1,770	512,303
Veolia Environnement	13,196	1,176,979
Vinci SA	15,230	1,247,565
Vivendi	43,870	1,972,614
Zodiac	1,374	95,018
		53,499,656
Germany—8.1%
Adidas	7,827	521,457
Allianz	17,038	3,826,131
Altana	2,147	51,966

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Arcandor	2,010 [a]	64,557
BASF	18,945	2,617,529
Bayer	27,545	2,293,011
Beiersdorf	3,345	264,762
Bilfinger Berger	1,249	111,040
Celesio	2,961	167,712
Commerzbank	23,807	1,008,485
Continental	5,044	761,776
Daimler	35,085	3,855,163
Deutsche Bank	19,240	2,562,255
Deutsche Boerse	7,613	1,199,436
Deutsche Lufthansa	8,954	264,136
Deutsche Post	29,858	903,251
Deutsche Postbank	3,223	235,289
Deutsche Telekom	107,551	2,201,732
Douglas Holding	1,248	79,390
E.ON	23,581	4,602,223
Fresenius Medical Care & Co.	7,326	386,436
Heidelberger Druckmaschinen	2,151	87,726
Henkel KGaA	3,995	184,953
Hochtief	1,550	213,729
Hypo Real Estate Holding	7,752	459,909
Infineon Technologies	27,840 [a]	408,011
IVG Immobilien	3,487	157,550
Linde	4,470	564,825
MAN	4,312	768,569
Merck	2,511	313,691
Metro	6,002	543,928
MLP	2,551	33,770
Muenchener Rueckversicherungs	8,027	1,537,802
Premiere	3,252 [a]	66,573
Puma	377	161,402
Rheinmetall	1,480	131,726
RWE	16,876	2,300,903
Salzgitter	1,544	303,147
SAP	33,678	1,819,341
Siemens	32,234	4,370,589

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Germany (continued)
Solarworld	3,106	210,391
Suedzucker	2,793	63,400
ThyssenKrupp	13,744	914,670
TUI	8,161 [a]	241,216
Volkswagen	6,006	1,719,589
Wincor Nixdorf	1,063	105,438
		45,660,585
Greece—.8%
Alpha Bank	14,380	531,341
Coca-Cola Hellenic Bottling	3,893	241,283
Cosmote Mobile Communications	4,681	161,856
EFG Eurobank Ergasias	12,045	468,065
Folli-Follie	560	24,062
Hellenic Exchanges SA Holding	2,379	82,604
Hellenic Petroleum	3,140	48,880
Hellenic Technodomiki Tev	5,179	78,524
Hellenic Telecommunications Organization	14,130	516,380
Motor Oil (Hellas) Corinth Refineries	1,145	28,260
National Bank of Greece	15,396	1,068,714
OPAP	8,652	352,987
Piraeus Bank	11,949	478,510
Public Power	4,070	164,754
Titan Cement	2,341	114,001
Viohalco	3,050	49,597
		4,409,818
Hong Kong—2.2%
ASM Pacific Technology	8,000	63,213
Bank of East Asia	52,991	359,320
Belle International Holdings	74,000	120,037
BOC Hong Kong Holdings	143,000	409,711
Cathay Pacific Airways	55,000	165,321
Cheung Kong Holdings	57,000	1,119,747
Cheung Kong Infrastructure Holdings	19,000	74,714
CLP Holdings	50,788	342,820
Esprit Holdings	38,700	658,037
Giordano International	32,000	14,965
Hang Lung Properties	77,000	378,419

Common Stocks (continued)	Shares	Value ($)

Hong Kong (continued)
Hang Seng Bank	28,400	588,672
Henderson Land Development	34,000	304,791
Hong Kong & China Gas	141,349	380,253
Hong Kong Exchanges & Clearing	40,500	1,351,392
HongKong Electric Holdings	52,500	270,287
Hopewell Holdings	24,000	124,196
Hutchison Telecommunications International	44,000	62,792
Hutchison Whampoa	81,800	1,030,822
Hysan Development	27,000	81,587
Johnson Electric Holdings	38,900	21,830
Kerry Properties	25,000	217,547
Kingboard Chemical Holdings	22,000	145,534
Li & Fung	86,600	410,009
Link REIT	84,500	192,043
Melco International Development	21,000	40,078
MTR	54,000	186,924
New World Development	87,191	312,725
Orient Overseas International	8,300	86,097
PCCW	114,207	73,960
Shangri-La Asia	42,000	134,421
Shui On Land	74,500	103,546
Shun TAK Holdings	36,000	56,539
Sino Land	54,664	171,380
Sun Hung Kai Properties	52,699	1,007,109
Swire Pacific, Cl. A	32,500	465,373
Techtronic Industries	33,500	36,227
Television Broadcasts	12,000	77,739
Tingyi Holding	62,000	95,825
Wharf Holdings	48,171	291,603
Wing Hang Bank	7,000	82,306
Yue Yuen Industrial Holdings	24,800	77,104
		12,187,015
Ireland—.6%
Allied Irish Banks	33,536	836,454
Bank of Ireland	5,288	97,466
Bank of Ireland	31,129	573,757
C & C Group	11,422	92,213

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Ireland (continued)
CRH	20,838	793,479
DCC	2,813	75,493
Elan	18,043 [a]	425,885
Grafton Group (Units)	7,437 [a]	82,740
Greencore Group	4,695	31,925
IAWS Group	5,249	123,730
Independent News & Media	20,826	76,380
Kerry Group, Cl. A	5,133	155,652
Kingspan Group	4,361	103,466
Paddy Power	2,052	84,757
Ryanair Holdings	4,000 [a]	33,246
		3,586,643
Italy—3.7%
Alleanza Assicurazioni	15,722	212,560
Arnoldo Mondadori Editore	3,398	33,528
Assicurazioni Generali	40,144	1,903,227
Atlantia S.P.A	9,957	390,671
Autogrill	3,846	77,009
AXA Rosenberg	61,603	227,267
Banca Monte dei Paschi di Siena	43,132	275,033
Banca Popolare di Milano	15,093	236,482
Banco Popolare di Verona e Novara	19,243	459,357
Banco Popolare Scarl	5,496 [a]	131,197
Bulgari	6,217	97,050
Enel	164,257	1,966,461
ENI	98,628	3,595,789
Fiat	27,103	874,803
Finmeccanica	11,539	341,727
Fondiaria-SAI	2,974	143,192
Intesa Sanpaolo	33,828	256,400
Intesa Sanpaolo	292,198	2,310,260
Italcementi	2,055	47,361
Lottomatica	2,428	86,940
Luxottica Group	5,328	186,386
Mediaset	29,866	308,726
Mediobanca	18,297	433,069
Mediolanum	11,685	86,893

Common Stocks (continued)	Shares	Value ($)

Italy (continued)
Pirelli & C	100,796 [a]	128,692
Seat Pagine Gialle	102,684	59,200
Snam Rete Gas	33,427	215,930
Telecom Italia	407,299	1,278,694
Telecom Italia (RNC)	223,255	576,222
Terna	44,479	174,067
UniCredito Italiano	355,362	3,046,158
Unione Di Banche Italiane SCPA	22,453	622,716
		20,783,067
Japan—19.8%
77 Bank	12,000	81,099
Access	11 [a]	52,726
Acom	2,020	48,280
Aderans Holdings	1,000	16,101
Advantest	5,800	166,807
Aeon	24,000	376,407
Aeon Credit Service	3,960	60,918
AEON Mall	2,100	54,460
Aiful	2,525	59,624
Aisin Seiki	7,200	294,806
Ajinomoto	24,800	278,797
Alfresa Holdings	1,100	63,932
All Nippon Airways	25,000	96,332
Alps Electric	6,000	75,087
Amada	15,000	152,150
Aoyama Trading	2,600	67,654
Asahi Breweries	15,600	258,161
Asahi Glass	34,800	478,643
Asatsu-DK	1,000	33,428
Ashai Kasei	44,900	341,740
Asics	6,000	95,201
Astellas Pharma	20,479	905,754
Autobacs Seven	700	16,226
Bank of Kyoto	10,000	127,532
Bank of Yokohama	46,000	324,904
Benesse	2,800	104,468
Bridgestone	22,600	500,003

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Canon	40,450	2,045,275
Canon Marketing Japan	3,100	60,924
Casio Computer	7,800	73,428
Central Glass	6,000	28,562
Central Japan Railway	58	600,031
Chiba Bank	28,000	224,322
Chiyoda	5,000	92,682
Chubu Electric Power	24,600	630,407
Chugai Pharmaceutical	9,728	168,487
Circle K Sunkus	1,000	15,290
Citizen Holdings	13,000	140,188
COCA-COLA WEST HOLDINGS	1,600	37,076
COMSYS Holdings	3,000	29,358
Credit Saison	6,500	206,337
CSK HOLDINGS	2,100	82,493
Dai Nippon Printing	23,800	345,407
Daicel Chemical Industries	11,000	81,390
Daido Steel	14,200	96,610
Daifuku	4,000	47,656
Daiichi Sankyo	26,683	759,538
Daikin Industries	9,700	487,385
Dainippon Ink and Chemicals	24,000	114,893
Dainippon Screen Manufacturing	7,000	41,898
Daito Trust Construction	3,200	148,329
Daiwa House Industry	18,400	262,232
Daiwa Securities Group	50,000	481,936
Denki Kagaku Kogyo	18,600	109,305
Denso	18,600	752,175
Dentsu	68	178,330
Diamond Lease	1,570	54,252
Dowa Holdings	11,000	128,241
Dowa Holdings (Rights)	7,000	0
eAccess	41	25,940
East Japan Railway	129	1,062,672
Ebara	15,000	70,622
EDION	1,900	21,781
Eisai	9,400	394,568

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Electric Power Development	5,880	233,257
Elpida Memory	3,400 [a]	115,983
FamilyMart	2,100	61,289
Fanuc	7,300	799,568
Fast Retailing	2,100	120,783
Fuji Electric Holdings	21,000	79,502
FUJI SOFT	1,100	21,812
Fuji Television Network	11	22,194
FUJIFILM Holdings	18,700	894,153
Fujikura	13,000	83,632
Fujitsu	68,800	542,760
Fukuoka Financial Group	29,000	186,548
Furukawa Electric	26,000	124,739
Glory	2,500	83,206
Goodwill Group	30 [a]	6,884
Gunma Bank	15,000	106,580
Gunze	5,000	24,052
H20 RETAILING CORP	4,000	33,334
Hachijuni Bank	15,000	114,554
Hakuhodo DY Holdings	700	50,738
Hankyu Hashin Holdings	44,000	206,393
Haseko	44,500 [a]	106,971
Hikari Tsushin	700	21,252
Hino Motors	10,000	72,365
Hirose Electric	1,200	143,590
Hiroshima Bank	19,000	103,148
Hitachi	128,900	875,240
Hitachi Cable	5,000	33,533
Hitachi Capital	1,000	13,257
Hitachi Chemical	3,200	78,140
Hitachi Construction Machinery	4,200	171,626
Hitachi High-Technologies	2,700	60,687
Hokkaido Electric Power	6,800	146,578
Hokuhoku Financial Group	48,000	148,093
Honda Motor	59,220	2,220,723
House Foods	3,220	51,041
HOYA	15,300	556,455

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Ibiden	4,800	408,177
Idemitsu Kosan	700	81,232
IHI CORPORATION	49,000	117,198
INPEX Holdings	31	336,088
Isetan	6,900	93,133
Ito En	2,300	48,534
Itochu	57,500	732,564
Itochu Techno-Solutions	1,400	49,800
J Front Retailing	16,800 [a]	150,826
Jafco	1,000	41,012
Japan Airlines	35,600 [a]	80,117
Japan Petroleum Exploration	1,000	76,188
Japan Prime Realty Investment	21	84,342
Japan Real Estate Investment	15	185,479
Japan Retail Fund Investment	11	81,488
Japan Steel Works	14,000	229,883
Japan Tobacco	171	995,947
JFE Holdings	22,160	1,295,414
JGC	8,000	160,459
Joyo Bank	26,462	163,694
JS Group	9,224	149,138
JSR	6,700	173,523
JTEKT	7,300	139,436
Jupiter Telecommunications	82 [a]	65,883
Kajima	36,800	130,317
Kamigumi	9,400	76,470
Kaneka	12,000	106,429
Kansai Electric Power	29,499	664,395
Kansai Paint	7,000	52,603
Kao	20,000	574,082
Kawasaki Heavy Industries	52,000	189,375
Kawasaki Kisen Kaisha	21,000	291,228
KDDI	94	712,081
Keihin Electric Express Railway	15,000	91,910
Keio	24,000	146,086
Keisei Electric Railway	10,000	54,953
Keyence	1,414	325,839

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Kikkoman	6,000	76,188
Kinden	5,000	44,380
Kintetsu	59,354	180,458
Kirin Holdings Company,Limited	29,000	405,589
KK DaVinci Advisors	52 [a]	53,756
Kobe Steel	99,000	355,619
Kokuyo	2,400	21,145
Komatsu	34,200	1,146,496
Komori	2,000	53,161
Konami	3,400	100,694
Konica Minolta Holdings	18,500	326,446
Kose	880	22,562
Kubota	41,000	344,999
Kuraray	13,500	175,311
Kurita Water Industries	4,200	139,661
Kyocera	6,000	508,441
Kyowa Hakko Kogyo	13,000	142,072
Kyushu Electric Power	14,700	358,180
Lawson	2,500	86,510
Leopalace21	4,800	154,223
Mabuchi Motor	1,100	74,136
Makita	4,600	222,531
Marubeni	61,000	522,498
Marui Group	10,600	110,073
Matsui Securities	2,900	23,002
Matsumotokiyoshi Holdings	1,100	19,513
Matsushita Electric Industrial	74,195	1,419,024
Matsushita Electric Works	13,000	143,594
Mediceo Paltac Holdings	5,600	81,466
Meiji Dairies	9,000	47,634
Meiji Seika Kaisha	14,000	61,711
Meitec	1,000	29,436
Millea Holdings	28,400	1,119,353
Minebea	12,000	83,136
Mitsubishi	51,400	1,599,061
Mitsubishi Chemical Holdings	43,600	359,881
Mitsubishi Electric	74,000	898,190

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Mitsubishi Estate	45,000	1,345,517
Mitsubishi Gas Chemical	15,000	150,743
Mitsubishi Heavy Industries	122,700	716,441
Mitsubishi Logistics	4,000	57,790
Mitsubishi Materials	41,000	240,435
Mitsubishi Rayon	20,000	113,302
Mitsubishi Tanabe Pharma Corporation	9,000	103,445
Mitsubishi UFJ Financial Group	329,280	3,282,394
Mitsui & Co.	64,400	1,675,360
Mitsui Chemicals	23,000	215,455
Mitsui Engineering & Shipbuilding	30,000	175,935
Mitsui Fudosan	32,000	884,113
Mitsui Mining & Smelting	20,000	84,759
Mitsui OSK Lines	42,000	693,829
Mitsui Sumitomo Insurance	45,230	516,143
Mitsui Trust Holdings	26,380	210,848
Mitsukoshi	18,000	83,536
Mitsumi Electric	3,100	143,991
Mizuho Financial Group	375	2,108,978
Murata Manufacturing	7,900	479,134
Namco Bandai Holdings	8,550	131,376
NEC	75,800	377,022
NEC Electronics	1,100 [a]	30,131
NGK Insulators	10,000	353,874
NGK Spark Plug	7,000	117,413
NHK Spring	6,000	51,301
Nichirei	7,000	29,948
Nidec	4,200	316,476
Nikko Cordial	15,500	222,613
Nikon	12,600	402,268
Nintendo	3,750	2,364,753
Nippon Building Fund	18	261,156
Nippon Electric Glass	13,085	221,871
Nippon Express	30,000	150,171
Nippon Kayaku	7,000	56,311
Nippon Light Metal	20,400	41,990
Nippon Meat Packers	7,000	70,690

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Nippon Mining Holdings	31,800	299,760
Nippon Oil	46,800	415,579
Nippon Paper Group	32	96,138
Nippon Sheet Glass	22,000	133,577
Nippon Shokubai	4,000	39,577
Nippon Steel	220,100	1,460,205
Nippon Telegraph & Telephone	198	907,918
Nippon Yusen	40,800	421,256
Nishi-Nippon City Bank	22,000	65,233
Nishimatsu Construction	6,000	18,446
Nissan Chemical Industries	6,000	82,653
Nissan Motor	86,300	995,031
Nisshin Seifun Group	7,800	70,526
Nisshin Steel	29,000	111,491
Nisshinbo Industries	5,000	68,158
Nissin Food Products	3,500	109,952
Nitori	1,450	66,301
Nitto Denko	6,200	302,631
NOK	4,300	95,697
Nomura Holdings	67,400	1,201,681
Nomura Real Estate Holdings	1,900	54,913
Nomura Real Estate Office Fund	8	80,675
Nomura Research Institute	4,200	147,846
NSK	15,000	133,462
NTN	16,000	152,243
NTT Data	50	227,211
NTT DoCoMo	613	889,010
NTT Urban Development	37	82,800
Obayashi	21,000	105,784
Obic	200	40,143
Odakyu Electric Railway	24,000	167,973
OJI Paper	30,000	137,355
Oki Electric Industry	26,000 [a]	44,190
OKUMA	6,000	84,856
Okumura	5,000	26,446
Olympus	9,000	376,625
Omron	7,700	188,643

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Onward Kashiyama	4,000	41,156
Oracle Japan	1,500	68,816
Oriental Land	1,700	100,949
ORIX	3,500	712,778
Osaka Gas	76,000	295,643
OSAKA Titanium Technologies	600	52,530
OSG	2,300	29,109
OTSUKA	600	57,543
Park24	2,800	27,766
Pioneer	5,900	65,682
Promise	2,700	81,107
QP	2,700	26,664
Rakuten	264	128,704
Resona Holdings	214	379,747
Ricoh	25,000	493,201
Rinnai	1,600	49,790
Rohm	3,800	332,361
Round One	9	21,348
Ryohin Keikaku	800	50,406
Sanken Electric	3,000	17,064
Sankyo	1,900	81,040
Santen Pharmaceutical	3,200	75,232
Sanwa Holdings	9,200	48,471
Sanyo Electric	60,000 [a]	99,021
Sapporo Hokuyo Holdings	11	113,172
Sapporo Holdings	9,000	67,649
SBI E*trade Securities	51	54,607
SBI Holdings	385	121,429
Secom	7,800	400,606
Sega Sammy Holdings	6,984	96,193
Seiko Epson	4,600	109,522
Seino Holdings	4,000	34,347
Sekisui Chemical	19,000	129,841
Sekisui House	20,000	255,867
Seven & I Holdings	31,460	810,536
Sharp	37,000	582,920
Shimachu	1,400	40,117

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Shimamura	800	77,823
Shimano	2,900	105,798
Shimizu	25,000	130,561
Shin-Etsu Chemical	15,600	999,971
Shinko Electric Industries	2,700	62,134
Shinko Securities	22,000	112,933
Shinsei Bank	56,000	181,058
Shionogi & Co.	12,000	204,783
Shiseido	13,000	313,595
Shizuoka Bank	22,400	234,470
Showa Denko	39,000	152,183
Showa Shell Sekiyu	6,200	73,248
SMC	2,200	294,899
Softbank	27,400	639,249
Sojitz	37,600	172,862
Sompo Japan Insurance	31,000	362,096
Sony	38,080	1,882,693
Sony Financial Holdings	37	133,192
Stanley Electric	5,700	126,607
SUMCO	4,000	145,627
Sumitomo	40,700	709,604
Sumitomo Bakelite	8,000	48,920
Sumitomo Chemical	58,000	514,758
Sumitomo Electric Industries	28,900	465,669
Sumitomo Heavy Industries	21,000	277,861
Sumitomo Metal Industries	156,000	769,240
Sumitomo Metal Mining	21,000	467,841
Sumitomo Mitsui Financial Group	249	2,033,216
Sumitomo Osaka Cement	11,000	27,531
Sumitomo Realty & Development	14,000	493,006
Sumitomo Rubber Industries	7,000	85,577
Sumitomo Trust & Banking	47,000	349,279
Suruga Bank	7,000	92,076
Suzuken	2,820	91,158
T & D Holdings	7,700	462,411
Taiheiyo Cement	38,000	119,269
Taisei	32,000	96,187

The Fund 27

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Taisho Pharmaceutical	5,000	96,231
Taiyo Nippon Sanso	12,000	106,704
Taiyo Yuden	3,100	51,416
Takara Holdings	5,000	29,348
Takashimaya	11,000	133,539
Takeda Pharmaceutical	32,100	2,004,961
Takefuji	4,610	117,891
TDK	4,700	386,350
Teijin	34,000	163,948
Terumo	6,500	316,851
THK	4,700	103,441
TIS	800	14,076
Tobu Railway	33,000	155,644
Toda	9,000	47,050
Toho	4,300	85,916
Toho Titanium	800	29,106
Tohoku Electric Power	16,000	337,817
Tokai Rika	1,600	47,111
Tokuyama	8,000	112,323
Tokyo Broadcasting System	1,700	45,365
Tokyo Electric Power	46,372	1,177,243
Tokyo Electron	6,400	374,864
Tokyo Gas	84,000	375,699
Tokyo Seimitsu	1,500	35,171
Tokyo Steel Manufacturing	3,500	48,272
Tokyo Tatemono	11,000	141,174
Tokyu	39,820	258,682
Tokyu Land	16,000	164,949
TonenGeneral Sekiyu	10,000	100,990
Toppan Printing	22,000	214,830
Toray Industries	51,000	393,310
Toshiba	117,000	987,251
Tosoh	20,000	127,580
TOTO	11,000	79,655
Toyo Seikan Kaisha	5,800	105,021
Toyo Suisan Kaisha	3,000	52,019
Toyobo	18,200	42,800

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Toyoda Gosei	2,600	93,318
Toyota Boshoku	2,400	78,605
Toyota Industries	6,600	282,115
Toyota Motor	102,514	5,860,430
Toyota Tsusho	8,300	232,267
Trend Micro	4,000	179,037
Ube Industries	32,600	116,823
Uni-Charm	1,400	83,439
UNY	7,000	60,538
Ushio	4,200	86,444
USS	990	64,754
Wacoal Holdings	3,000	36,486
West Japan Railway	66	330,160
Yahoo! Japan	540	239,725
Yakult Honsha	3,400	78,762
Yamada Denki	3,260	335,777
Yamaha	6,800	158,411
Yamaha Motor	7,400	210,783
Yamato Holdings	15,400	226,172
Yamazaki Baking	3,000	26,260
Yaskawa Electric	9,000	120,705
Yokogawa Electric	7,400	93,423
Zeon	5,000	47,121
		110,963,342
Luxembourg—.0%
Oriflame Cosmetics	1,562	94,293
Netherlands—3.4%
Aegon	55,906	1,153,377
Akzo Nobel	10,384	834,230
ArcelorMittal	34,405	2,757,559
ASML Holding	15,167 [a]	527,510
Corio	1,591	139,258
Corporate Express	5,561	61,708
European Aeronautic Defence and Space	12,242	415,149
Fugro	2,039	178,470
Hagemeyer	23,841	161,767
Heineken	9,062	633,235

The Fund 29

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Netherlands (continued)
ING Groep	71,206	3,197,656
Koninklijke Ahold	48,300 [a]	723,936
Koninklijke DSM	5,692	322,314
Koninklijke Philips Electronics	43,399	1,792,583
OCE	3,446	69,149
Qiagen	6,776 [a]	159,204
Randstad Holdings	1,833	101,461
Reed Elsevier	26,613	514,006
Royal KPN	73,331	1,381,313
SBM Offshore	5,383	206,845
STMicroelectronics	25,421	434,346
TNT	15,391	628,818
Unilever	65,068	2,107,730
Vedior	6,995	158,479
Wereldhave	751	89,398
Wolters Kluwer	11,365	355,647
		19,105,148
New Zealand—.1%
Auckland International Airport	38,406	85,137
Contact Energy	12,150	85,065
Fisher & Paykel Appliances Holdings	7,958	21,555
Fisher & Paykel Healthcare	14,548	36,405
Fletcher Building	18,475	169,271
Kiwi Income Property Trust (Units)	22,811	25,644
Sky City Entertainment Group	19,535	80,989
Sky Network Television	4,754	21,132
Telecom of New Zealand	64,861	217,428
Vector	3,522	6,498
		749,124
Norway—1.1%
Acergy	7,144	205,388
Aker Kvaerner	6,487	225,003
DNB NOR	28,325	464,960
DNO	34,496 [a]	64,304
Frontline	1,985	89,100
Marine Harvest	98,466 [a]	99,355
Norsk Hydro	25,958	379,402

Common Stocks (continued)	Shares	Value ($)

Norway (continued)
Norske Skogindustrier	5,956	65,179
NYA	48,761	1,642,445
Ocean RIG	5,000 [a]	39,693
Orkla	30,877	570,996
Petroleum Geo-Services	6,756	197,993
Prosafe Se	7,268	128,338
Renewable Energy	6,700 [a]	339,887
Schibsted	1,954	110,542
SeaDrill	9,146 [a]	216,718
Stolt-Nielsen	950	27,665
Storebrand	8,940	127,019
Tandberg	4,665	118,110
Telenor	31,053 [a]	725,733
TGS Nopec Geophysical	3,654 [a]	60,998
Tomra Systems	6,385	46,188
Yara International	7,280	280,527
		6,225,543
Portugal—.4%
Banco BPI	9,520	83,189
Banco Comercial Portugues, Cl. R	81,321	392,955
Banco Espirito Santo	8,861	214,345
Brisa-Auto Estradas de Portugal	11,976	169,798
Cimpor-Cimentos de Portugal	7,964	72,127
Energias de Portugal	74,890	481,061
Jeronimo Martins	9,970	73,851
Portugal Telecom	29,452	394,140
PT Multimedia Servicos	9,212	125,138
Sonae	27,207	79,511
Sonae Industria	2,150 [a]	26,035
		2,112,150
Singapore—1.1%
Allgreen Properties	26,000	28,790
Ascendas Real Estate Investment Trust	38,700	69,186
Capitacommercial Trust	38,000	70,557
CapitaLand	58,000	326,062
CapitaMall Trust	36,000	90,947
Chartered Semiconductor Manufacturing	24,000 [a]	19,082

The Fund 31

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Singapore (continued)
City Developments	19,000	209,912
ComfortDelgro	64,700	87,015
Cosco Singapore	30,000	164,198
DBS Group Holdings	42,059	656,210
Fraser & Neave	33,150	139,017
Haw Par	1,658	9,106
Jardine Cycle & Carriage	4,422	64,825
Keppel	41,000	422,529
Keppel Land	14,000	80,863
Neptune Orient Lines	14,000	50,509
Noble Group	44,000	72,966
Olam International	23,000	56,450
Oversea-Chinese Banking	92,942	596,601
Parkway Holdings	27,000	78,121
SembCorp Industries	31,254	128,807
SembCorp Marine	32,000	99,843
Singapore Airlines	19,733	269,071
Singapore Exchange	29,000	318,578
Singapore Land	5,000	33,795
Singapore Petroleum	9,000	51,251
Singapore Post	31,000	26,267
Singapore Press Holdings	56,075	178,372
Singapore Technologies Engineering	50,000	132,068
Singapore Telecommunications	303,951	862,284
SMRT	28,000	34,300
Suntec Real Estate Investment Trust	43,000	53,722
United Overseas Bank	45,112	675,725
UOL Group	22,111	80,792
Venture	9,000	87,546
Wing Tai Holdings	16,000	38,826
		6,364,193
Spain—4.2%
Abertis Infraestructuras	9,327	310,088
Acciona	1,078	332,194
Acerinox	5,729	168,752
ACS-Actividades de
Construccion y Servicios	8,152	503,718

Common Stocks (continued)	Shares	Value ($)

Spain (continued)
Altadis	9,801	698,771
Antena 3 de Television	3,438	60,881
Banco Bilbao Vizcaya Argentaria	142,001	3,568,492
Banco Popular Espanol	31,529	549,656
Banco Santander	236,775	5,138,313
Cintra Concesiones de
Infraestructuras de Transporte	7,782	135,779
Ebro Puleva	3,710	76,379
Fomento de Construcciones y Contratas	1,790	155,640
Gamesa Corp Tecnologica	6,617	335,060
Gas Natural SDG	5,772	354,485
Gestevision Telecinco	3,517	101,001
Grupo Ferrovial	2,251	195,561
Iberdrola	142,087	2,283,820
Iberia Lineas Aereas de Espana	15,888	80,451
Inditex	8,088	600,862
Indra Sistemas	3,965	114,899
Mapfre	24,529	114,979
Promotora de Informaciones	2,270	44,401
Repsol	30,214	1,191,155
Sacyr Vallehermoso	3,126	146,711
Sociedad General de
Aguas de Barcelona, Cl. A	2,349	93,694
Sogecable	1,750 [a]	70,562
Telefonica	168,824	5,566,369
Union Fenosa	4,113	273,187
Zardoya Otis	4,157	140,129
Zeltia	6,502	76,101
		23,482,090
Sweden—2.4%
Alfa Laval	3,462	273,755
Assa Abloy, Cl. B	11,327	236,829
Atlas Copco, Cl. A	25,005	417,661
Atlas Copco, Cl. B	15,166	236,034
Axfood	920	32,397
Billerud	1,600	19,242
Boliden	11,404	200,790

The Fund 33

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
Castellum	6,128	77,550
D Carnegie	3,042	66,951
Electrolux, Ser. B	9,739	187,933
Elekta, Cl. B	2,800	53,921
Eniro	6,949	88,759
Fabege	5,246	62,265
Getinge, Cl. B	6,599	174,283
Hennes & Mauritz, Cl. B	18,074	1,201,884
Hoganas, Cl. B	800	19,179
Holmen, Cl. B	1,632	64,140
Husqvarna, Cl. B	10,542	126,780
Kungsleden	5,886	83,741
Lundin Petroleum	8,981 a	107,655
Modern Times Group, Cl. B	1,823	127,960
Nobia	5,130	44,960
Nordea Bank	78,936	1,409,682
OMX	3,312	139,017
Sandvik	36,304	684,863
SAS	2,050 a	35,772
Scania, Cl. B	13,938	380,161
Securitas Direct, Cl. B	8,604 a	25,699
Securitas Systems, Cl. B	8,604	34,491
Securitas, Cl. B	12,514	157,873
Skandinaviska Enskilda Banken, Cl. A	17,207	526,129
Skanska, Cl. B	13,569	267,707
SKF, Cl. B	15,765	305,456
Ssab Svenskt Stal, Ser. A	6,728	217,882
Ssab Svenskt Stal, Ser. B	3,205	94,219
Svenska Cellulosa, Cl. B	21,762	383,164
Svenska Handelsbanken, Cl. A	18,268	604,520
Swedish Match	10,491	234,193
Tele2, Cl. B	11,115	261,227
Telefonaktiebolaget LM Ericsson, Cl. B	563,087	1,681,887
TeliaSonera	85,750	842,523
Trelleborg, Cl. B	3,462	87,896
Volvo, Cl. A	17,814	345,157

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
Volvo, Cl. B	41,565	808,613
Wihlborgs Fastigheter	1,068	20,567
		13,453,367
Switzerland—6.4%
ABB	79,660	2,394,508
Adecco	4,927	296,075
Ciba Specialty Chemicals	2,895	143,745
Clariant	9,540 [a]	121,817
Compagnie Financiere Richemont, Cl. A	19,853	1,415,686
Credit Suisse Group	41,476	2,787,611
Geberit	1,556	209,561
Givaudan	256	251,351
Holcim	7,661	872,484
Kudelski	991	27,873
Kuehne & Nagel International	2,071	221,922
Kuoni Reisen Holding	115	57,448
Logitech International	6,335 [a]	220,048
Lonza Group	1,744	202,981
Nestle	15,163	6,992,471
Nobel Biocare Holding	860	250,050
Novartis	87,827	4,667,739
OC Oerlikon	259 [a]	122,902
PSP Swiss Property	1,591 [a]	86,067
Rieter Holding	186	107,760
Roche Holding	26,601	4,535,057
Schindler Holding	1,768	123,556
SGS	180	235,745
Sonova Holding	1,720	192,917
Straumann Holding	254	70,839
Sulzer	121	193,967
Swatch Group	1,998	125,408
Swatch Group	1,250	399,034
Swiss Life Holding	1,268 [a]	350,080
Swiss Reinsurance	13,598	1,275,271
Swisscom	881	325,515
Syngenta	3,969	952,827

The Fund 35

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Switzerland (continued)
Synthes	2,244	279,955
UBS	75,739	4,048,170
Zurich Financial Services	5,535	1,665,443
		36,223,883
United Kingdom—22.4%
3i Group	15,226	343,183
Aegis Group	29,253	76,595
Aggreko	9,543	123,026
Amec	11,745	200,677
Amvescap	29,830	456,800
Anglo American	50,954	3,449,772
ARM Holdings	53,171	162,004
Arriva	8,110	140,914
AstraZeneca	56,715	2,795,795
Aviva	99,017	1,554,010
BAE Systems	128,259	1,320,017
Balfour Beatty	15,102	154,431
Barclays	248,040	2,970,096
Barratt Developments	11,779	154,645
BBA Aviation	14,166	70,638
Bellway	4,359	97,075
Berkeley Group Holdings	2,791 [a]	99,061
BG Group	128,779	2,346,142
BHP Billiton	87,516	3,319,369
Biffa	14,011	75,574
Bovis Homes Group	4,104	56,055
BP	723,867	9,358,283
British Airways	20,594 [a]	188,216
British American Tobacco	58,253	2,143,713
British Energy Group	38,307	419,431
British Land	20,120	431,338
British Sky Broadcasting	42,144	593,215
Brixton	8,939	66,928
BT Group	310,740	2,091,471
Bunzl	13,319	199,084
Burberry Group	16,747	213,109
Cable & Wireless	100,100	404,496

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Cadbury Schweppes	80,143	1,062,260
Capita Group	22,482	344,799
Carnival	6,164	287,785
Carphone Warehouse Group	16,486	119,608
Cattles	12,255	86,641
Centrica	139,863	1,076,319
Charter	5,799 [a]	129,906
Close Brothers Group	4,855	76,650
Cobham	44,887	196,183
Compass Group	76,546	548,197
Cookson Group	7,232	125,520
CSR	4,563 [a]	60,795
Daily Mail & General Trust, Cl. A	10,993	138,932
Davis Service Group	5,968	66,327
De La Rue	5,869	99,121
Diageo	100,970	2,282,395
DSG International	67,233	180,868
Electrocomponents	15,554	80,590
EMAP	7,632	138,633
Enterprise Inns	20,106	262,154
Experian Group	38,111	394,456
Firstgroup	16,996	280,622
FKI	21,364	40,977
Friends Provident	69,301	264,203
G4S	42,490	186,233
Galiform	17,330 [a]	41,172
GKN	25,766	194,239
GlaxoSmithKline	216,414	5,502,708
Great Portland Estates	7,007	83,187
Hammerson	10,472	223,849
Hays	50,437	141,923
HBOS	142,126	2,577,905
Home Retail Group	31,652	285,394
HSBC Holdings	443,031	8,747,557
ICAP	20,326	240,847
IMI	13,028	151,252
Imperial Chemical Industries	44,223	604,942

The Fund 37

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Imperial Tobacco Group	25,777	1,297,497
Inchcape	17,639	171,715
Intercontinental Hotels Group	10,871	249,054
International Power	55,633	558,986
Intertek Group	5,315	113,487
Invensys	29,066 [a]	196,803
Investec	14,570	172,090
ITV	180,100	370,560
J Sainsbury	59,826	679,255
Johnson Matthey	8,443	310,920
Kelda Group	10,882	212,487
Kesa Electricals	18,689	123,154
Kingfisher	88,057	357,376
Ladbrokes	24,809	211,688
Land Securities Group	17,407	592,497
Legal & General Group	252,057	730,960
Liberty International	9,266	228,040
Lloyds TSB Group	213,920	2,306,323
LogicaCMG	59,228	198,262
London Stock Exchange Group	5,370	186,857
Man Group	69,045	841,837
Marks & Spencer Group	64,948	873,605
Meggitt	23,721	168,003
Michael Page International	11,674	104,524
Misys	21,184	106,100
Mitchells & Butlers	20,100	275,058
Mondi	12,622	116,362
National Express Group	4,590	125,348
National Grid	102,493	1,652,446
Next	8,385	379,129
Old Mutual	201,366	759,354
PartyGaming	25,846 [a]	16,660
Pearson	31,026	512,971
Persimmon	10,410	226,885
Premier Farnell	12,140	40,793
Prudential	93,841	1,505,495
Punch Taverns	9,683	202,475

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
Rank Group	11,389	24,274
Reckitt Benckiser Group PLC	22,340	1,298,927
Reed Elsevier	47,327	617,179
Rentokil Initial	71,091	252,454
Resolution	26,860	405,975
Reuters Group	46,528	637,459
Rexam	25,044	280,197
Rio Tinto	37,937	3,502,585
Rolls-Royce Group	66,639 [a]	746,151
Royal Bank of Scotland Group	379,223	4,056,984
Royal Dutch Shell, Cl. A	138,902	6,053,219
Royal Dutch Shell, Cl. B	104,478	4,510,209
SABMiller	34,377	1,026,935
Sage Group	47,292	236,596
Schroders	3,970	126,840
Scottish & Newcastle	29,964	485,695
Scottish & Southern Energy	32,851	1,061,943
Segro	16,027	153,366
Serco Group	16,472	152,812
Severn Trent	8,877	267,256
Signet Group	59,717	111,367
Smith & Nephew	34,762	458,913
Smiths Group	14,458	338,024
SSL International	6,600	70,536
Stagecoach Group	19,497	109,552
Standard Life	78,390	451,076
Tate & Lyle	19,452	177,761
Taylor Wimpey	40,562	205,871
Tesco	300,569	3,027,528
Thomas Cook Group	18,592 [a]	115,638
Tomkins	32,482	150,951
Travis Perkins	4,741	142,795
Trinity Mirror	12,304	102,126
Tui Travel	22,531 [a]	126,826
Tullet Prebon	6,581	60,396
Unilever	49,770	1,691,911
United Business Media	10,298	153,151

The Fund 39

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

United Kingdom (continued)
United Utilities	33,848	510,460
Vodafone Group	2,000,078	7,831,499
Whitbread	7,152	260,947
William Hill	13,032	167,049
Wolseley	24,615	426,630
WPP Group	43,018	586,617
Xstrata	23,988	1,710,092
Yell Group	30,416	285,367
		125,745,507
Total Common Stocks
(cost $380,627,625)		550,050,063

Preferred Stocks—.4%

Germany—.4%
Henkel	6,905	351,941
Porsche	334	888,641
ProSieben Sat.1 Media	2,639	77,009
RWE	1,511	184,239
Volkswagen	3,901	739,334
		2,241,164
Italy—.0%
Unipol	38,571	137,832
Japan—.0%
Ito En	690	10,995
Total Preferred Stocks
(cost $1,082,098)		2,389,991

	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)

U.S. Treasury Bills;
3.89%, 12/20/07
(cost $1,492,054)	1,500,000 [b]	1,492,095

Other Investment—3.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $18,000,000)	18,000,000 [c]	18,000,000

Total Investments (cost $401,201,777)	101.8%	571,932,149
Liabilities, Less Cash and Receivables	(1.8%)	(10,278,907)
Net Assets	100.0%	561,653,242

[a]	Non-income producing security.
[b]	All or partially held by a broker as collateral for open financial futures positions.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	14.1	Real Estate	3.3
Materials	9.3	Consumer Durables	2.8
Capital Goods	8.6	Transportation	2.4
Energy	7.6	Food Retail	2.0
Telecommunications	6.0	Media	1.9
Diversified Financials	5.3	Retailing	1.6
Pharmaceuticals & Biotechnology	5.2	Software & Services	1.4
Utilities	5.2	Hotels, Restaurants & Leisure	1.0
Food, Beverage & Tobacco	5.1	Commercial & Professional Services	.9
Insurance	4.8	Health Care	.8
Automobiles & Components	4.2	Household & Personal Products	.8
Short Term/		Semiconductors & Equipment	.5
Money Market Investments	3.5
Technology Hardware & Equipment	3.5		101.8

† Based on net assets.
See notes to financial statements.

The Fund 41

STATEMENT OF FINANCIAL FUTURES
October 31, 2007

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2007 ($)

Financial Futures Long
DJ Euro Stoxx 50	60	3,909,697	December 2007	17,547
FTSE 100	17	2,383,230	December 2007	7,938
TOPIX	14	1,963,048	December 2007	59,252
				84,737

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	383,201,777	553,932,149
Affiliated issuers	18,000,000	18,000,000
Cash		1,752,544
Cash denominated in foreign currencies	6,249,468	6,390,589
Dividends and interest receivable		981,957
Receivable for investment securities sold		842,809
Receivable for shares of Common Stock subscribed		499,617
Receivable for futures variation margin—Note 4		46,772
Unrealized appreciation on forward currency
exchange contracts—Note 4		59,307
		582,505,744

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		273,202
Payable for investment securities purchased		20,335,437
Payable for shares of Common Stock redeemed		211,900
Unrealized depreciation on forward currency
exchange contracts—Note 4		31,963
		20,852,502

Net Assets ($)		561,653,242

Composition of Net Assets ($):
Paid-in capital		390,629,679
Accumulated undistributed investment income—net		8,207,479
Accumulated net realized gain (loss) on investments		(8,118,560)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions (including
$84,737 net unrealized appreciation on financial futures)		170,934,644

Net Assets ($)		561,653,242

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		25,551,647
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		21.98

See notes to financial statements.

The Fund 43

STATEMENT OF OPERATIONS
Year Ended October 31, 2007

Investment Income ($):
Income:
Dividends (net of $1,031,379 foreign taxes withheld at source):
Unaffiliated issuers	11,637,365
Affiliated issuers	430,225
Interest	296,531
Total Income	12,364,121
Expenses:
Management fee—Note 3(a)	1,547,856
Shareholder servicing costs—Note 3(b)	1,105,612
Director fees—Note 3(a)	27,109
Loan commitment fees—Note 2	1,042
Total Expenses	2,681,619
Less—Director fees reimbursed by the Manager—Note 3(a)	(27,109)
Net Expenses	2,654,510
Investment Income—Net	9,709,611

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,852,485
Net realized gain (loss) on financial futures	(106,160)
Net realized gain (loss) on forward currency exchange contracts	858,521
Net Realized Gain (Loss)	6,604,846
Net unrealized appreciation (depreciation) on investments and foreign currency transactions (including $121,875 net
unrealized appreciation on financial futures)	80,021,875
Net Realized and Unrealized Gain (Loss) on Investments	86,626,721
Net Increase in Net Assets Resulting from Operations	96,336,332

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2007	2006

Operations ($):
Investment income—net	9,709,611	6,461,955
Net realized gain (loss) on investments	6,604,846	5,625,158
Net unrealized appreciation
(depreciation) on investments	80,021,875	50,959,372
Net Increase (Decrease) in Net Assets
Resulting from Operations	96,336,332	63,046,485

Dividends to Shareholders from ($):
Investment income—net	(7,690,026)	(4,095,715)

Capital Stock Transactions ($):
Net proceeds from shares sold	256,856,349	170,511,526
Dividends reinvested	6,942,005	3,605,156
Cost of shares redeemed	(146,399,902)	(78,133,042)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	117,398,452	95,983,640
Total Increase (Decrease) in Net Assets	206,044,758	154,934,410

Net Assets ($):
Beginning of Period	355,608,484	200,674,074
End of Period	561,653,242	355,608,484
Undistributed investment income—net	8,207,479	5,419,052

Capital Share Transactions (Shares):
Shares sold	12,890,986	10,355,730
Shares issued for dividends reinvested	371,051	234,572
Shares redeemed	(7,438,599)	(4,728,362)
Net Increase (Decrease) in Shares Outstanding	5,823,438	5,861,940

See notes to financial statements.

The Fund 45

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	18.03	14.47	12.57	10.91	8.89
Investment Operations:
Investment income—net [a]	.43	.38	.29	.25	.18
Net realized and unrealized
gain (loss) on investments	3.90	3.45	1.88	1.72	2.04
Total from Investment Operations	4.33	3.83	2.17	1.97	2.22
Distributions:
Dividends from investment income—net	(.38)	(.27)	(.27)	(.31)	(.20)
Net asset value, end of period	21.98	18.03	14.47	12.57	10.91

Total Return (%)	24.40	26.83	17.40	18.40	25.49

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.60	.60	.60	.60
Ratio of net expenses
to average net assets	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.20	2.30	2.07	2.07	1.98
Portfolio Turnover Rate	3.31	4.12	3.46	14.80	11.37

Net Assets, end of period ($ x 1,000)	561,653	355,608	200,674	117,116	91,731

[a] Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index (EAFE).The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-ended investment companies that are not traded on exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the fund’s Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate. Financial futures are valued at the last sales price on the principle exchange.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount and amortization of premium on debt securities.

Pursuant to a securities lending agreement with Mellon Bank, N.A. (“Mellon Bank”), an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. Accordingly, no provision for income tax is required.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At October 31, 2007, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $11,676,659,

accumulated capital losses $1,378,073 and unrealized appreciation $160,724,977.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to October 31, 2007. If not applied $599,433 of the carryover expires in fiscal 2011 and $778,640 expires in fiscal 2012.

The tax characters of distributions paid to shareholders during the fiscal periods ended October 31, 2007 and October 31, 2006, were as follows: ordinary income $7,690,026 and $4,095,715, respectively.

During the period ended October 31, 2007, as a result of permanent book to tax differences, primarily due to the tax treatment for passive foreign investment companies and foreign currency gains and losses, the fund increased accumulated undistributed investment income-net by $768,842 and decreased net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Line Of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, commitment fees, interest, Shareholder Services Plan fees, fees and expenses of non-interested Board Members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board Members (including counsel fees). Each Board member also serves as a Board Member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 13 other funds (comprised of 40 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer fee of $85,000, and an attendance fee of $10,000 for each regularly scheduled Board meetings, an attendance fee of $2,000 for each separate in-person committee meetings that not held in conjunction with a regularly scheduled Board meeting and an attendance fee of $1,000 for each Board meeting and separate committee meetings attended that are conducted by telephone.The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, a fee at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other indus-

try professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, the fund was charged $1,105,612 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $159,368, and shareholder services plan fees $113,834.

(c) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within 60 days of purchase subject to exceptions described in the fund’s current prospectus. During the period ended October 31, 2007, redemption fees charged and received by the fund amounted to $28,462.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended October 31, 2007, amounted to $131,747,704 and $14,348,857, respectively.

The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at October 31, 2007:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Australian Dollar,
expiring 11/1/2007	974,000	896,859	902,654	5,795
British Pound,
expiring 11/1/2007	1,807,000	3,737,779	3,753,771	15,992
British Pound,
expiring 12/19/2007	909,507	1,870,208	1,886,508	16,300
Danish Krone,
expiring 11/1/2007	704,000	136,368	136,650	282
Euro,
expiring 11/1/2007	1,390,000	2,006,743	2,010,983	4,240
Euro,
expiring 12/19/2007	2,279,722	3,284,066	3,300,307	16,241
Hong Kong Dollar,
expiring 11/1/2007	4,581,000	591,097	591,036	(61)
Japanese Yen, expiring
11/1/2007	481,277,000	4,196,329	4,174,671	(21,658)
Japanese Yen, expiring
12/19/2007	238,528,502	2,088,166	2,080,185	(7,981)
Norwegian Krone,
expiring 11/1/2007	1,400,000	261,633	259,675	(1,958)
Singapore Dollar,
expiring 11/1/2007	110,000	75,867	75,927	60
Swedish Krona,
expiring 11/1/2007	2,980,000	468,075	468,472	397
Swiss Franc,
expiring 11/1/2007	1,641,000	1,416,120	1,415,815	(305)
Total				27,344

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 2007, are set forth in the Statement of Financial Futures.

At October 31, 2007, the cost of investments for federal income tax purposes was $411,386,884; accordingly, accumulated net unrealized appreciation on investments was $160,545,265, consisting of $176,178,601 gross unrealized appreciation and $15,633,336 gross unrealized depreciation.

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 300 Madison Avenue, 28th Floor, New York, New York 10017, an independent registered public accounting firm, was the independent registered public accounting firm for the fund for the fiscal year ended October 31, 2006.At meetings held on December 5, 2006, the Audit Committee and the Board of Trustees of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past four fiscal years and any subsequent interim period: (i) no report on the Company's financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

The Fund 55

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus International Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus International Stock Index (one of the funds comprising Dreyfus Index Funds, Inc. as of October 31, 2007 and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statment of changes in net assets for the year ended October 31, 2006 and the financial highlights for each of the indicated periods through October 31, 2006, were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on the statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus International Stock Index Fund at October 31, 2007, and the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 20, 2007

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries.Accordingly, the fund hereby makes the following designations regarding its fiscal year ended October 31, 2007:

As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2007 calendar year with Form 1099-DIV which will be mailed by January 31, 2008.

For the fiscal year ended October 31, 2007, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,918,764 represents the maximum amount that may be considered qualified dividend income.

The Fund 57

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 165

———————

Peggy C. Davis (64)
Board Member (2006)

Principal Occupation During Past 5 Years:

  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 65

———————

David P. Feldman (67)
Board Member (1989)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director

No. of Portfolios for which Board Member Serves: 49

James F. Henry (76)
Board Member (2006)

Principal Occupation During Past 5 Years:

  President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
  Advisor to The Elaw Forum, a consultant on managing corporate legal costs
  Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice)
  Individual Trustee of several trusts

Other Board Memberships and Affiliations:

  Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation

No. of Portfolios for which Board Member Serves: 40

———————

Ehud Houminer (67)
Board Member (1996)

Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:

  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 67

———————

Gloria Messinger (77)
Board Member (1996)

Principal Occupation During Past 5 Years:

  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property

Other Board Memberships and Affiliations:

  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director

No. of Portfolios for which Board Member Serves: 40

The Fund 59

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Dr. Martin Peretz (68)
Board Member (2006)

Principal Occupation During Past 5 Years:

  Editor-in-Chief of The New Republic Magazine
  Lecturer in Social Studies at Harvard University (1965-2002)
  Director of TheStreet.com, a financial information service on the web

Other Board Memberships and Affiliations:

  American Council of Trustees and Alumni, Director
  Pershing Square Capital Management, Adviser
  Montefiore Ventures, General Partner
  Harvard Center for Blood Research,Trustee
  Bard College,Trustee
  Board of Overseers of YIVO Institute for Jewish Research, Chairman

No. of Portfolios for which Board Member Serves: 40

———————

Anne Wexler (77)
Board Member (1991)

Principal Occupation During Past 5 Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present

Other Board Memberships and Affiliations:

  Wilshire Mutual Funds (5 funds), Director
  The Community Foundation for the National Capital Region, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation

No. of Portfolios for which Board Member Serves: 49

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 82 investment companies (comprised of 165 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 82 investment companies (comprised of 165 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Secretary of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

The Fund 61

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 83 investment companies (comprised of 182 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (83 investment companies, comprised of 182 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 79 investment companies (comprised of 178 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Distributor since October 1998.

NOTES

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Dreyfus S&P 500 Index Fund
ANNUAL REPORT October 31, 2007

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
29	Notes to Financial Statements
37	Report of Independent Registered
Public Accounting Firm
38	Important Tax Information
39	Board Members Information
42	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus S&P 500 Index Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus S&P 500 Index Fund, covering the 12-month period from November 1, 2006, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. stock market.The third quarter of 2007 provided greater swings in stock prices than we’ve seen on a relative year-to-date basis, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the equity and fixed-income markets. A high degree of leverage within parts of the financial system has made recent price fluctuations more intense than they might be otherwise.

In our view, these developments signaled a shift to a new phase of the credit cycle.Although we expect somewhat slower financial conditions in the aftermath of the credit crisis, lower short-term interest rates from the Federal Reserve Board should help keep credit available to borrowers and forestall a more severe economic downturn. In addition, robust global economic growth may continue to support earnings for many U.S.-based companies. Such market events may indicate that it’s a good time to review your portfolio with your financial advisor, who can help you evaluate your investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation November 15, 2007
2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2006, through October 31, 2007, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

U.S. stocks posted generally favorable returns during the reporting period, with gains fueled by rising mergers-and-acquisitions activity, strong corporate earnings, moderate economic growth and generally stable interest rates.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

For the 12-month period from November 1, 2006, through October 31, 2007, Dreyfus S&P 500 Index Fund produced a total return of 14.05% .1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), the fund’s benchmark, produced a 14.55% return for the same period.2,3

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

Domestic Stocks With Ties to International Growth Flourished

U.S.stocks posted generally attractive returns during the reporting period despite growing pessimism late in the reporting period regarding the direction of the U.S. economy. In late February, a higher-than-expected

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

number of delinquencies and defaults among homeowners with sub-prime mortgages resulted in heightened market turbulence. By July, weakness in the sub-prime lending sector had spread to other areas of the financial markets, leading to a summer credit crunch in which investors sold riskier assets, including stocks.The Federal Reserve Board attempted to restore market liquidity and forestall a potential recession by reducing key short-term interest rates in August, September and October, which resulted in a sharp market rebound by the reporting period’s end.

The global economy remained robust, however, boosting the fortunes of companies with products needed for infrastructure construction in overseas markets, exporters that are well-positioned to serve a growing middle class of consumers in international markets and firms poised to improve their global competitiveness in light of the weaker U.S. dollar. For example, in the industrials sector, large exporters with ample exposure to the global economy fared well, including producers of heavy machinery, including earthmoving, agricultural, forestry and heating and air conditioning equipment.

Materials stocks also gained ground in an environment of strong global growth. Some of the S&P 500 Index’s stronger gains stemmed from steel, aluminum and copper producers. Specialty chemical companies benefited from rising demand for products that help farmers grow more crops by applying biotechnology and genomics to seeds and herbicides. The S&P 500 Index’s return also was bolstered by consumer staples stocks, where a tobacco giant, soft drink companies and fast-food chains all flourished due to substantial increases in international sales.

Energy stocks also fared well during the reporting period, including integrated energy producers and oil services providers. In many cases, these companies were able to offset the effects of volatile oil prices with more consistent results from their natural gas and chemicals divisions. In the information technology sector, several large integrated technology companies rallied on the strength of improved business-to-business sales. Manufacturers of personal computers and consumer electronics also gained value, primarily from new product launches and growing demand for wireless technologies.

4

Economic Woes Hurt Financial and Consumer Discretionary Stocks

While relatively few industry groups produced disappointing returns during the reporting period, the financials area proved to be a notable exception. Banks and brokerage firms faltered due to rising default rates on sub-prime consumer loans and weakness in the mortgage lending business. Real estate investment trusts (REITs) also sold off sharply during the reporting period due to weak housing markets. Other laggards included consumer discretionary stocks, where homebuilders, office supply superstores and retailers disappointed due to concerns over a slowdown in consumer spending.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 500 Index.

November 15, 2007
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s® 500” and “S&P 500®” are
trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.
The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard &
Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus S&P 500 Index Fund on 10/31/97 to a
$10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged index of U.S. stock market performance and reflects the reinvestment of dividends daily.
The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended October 31, 2007

Expenses paid per $1,000 †	$ 2.59
Ending value (after expenses)	$1,052.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2007

Expenses paid per $1,000 †	$ 2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS October 31, 2007
Common Stocks—99.0%	Shares	Value ($)

Consumer Discretionary—8.9%
Abercrombie & Fitch, Cl. A	23,500	1,861,200
Amazon.com	82,800 [a]	7,381,620
Apollo Group, Cl. A	38,500 [a]	3,051,510
AutoNation	37,400 [a]	661,606
AutoZone	12,400 [a]	1,542,684
Bed Bath & Beyond	73,500 [a,b]	2,494,590
Best Buy	95,025 [b]	4,610,613
Big Lots	27,600 [a,b]	661,848
Black & Decker	17,800 [b]	1,600,398
Brunswick	24,100	537,671
Carnival	118,300	5,676,034
CBS, Cl. B	185,612 [b]	5,327,064
Centex	32,500 [b]	814,450
Circuit City Stores	45,700 [b]	362,401
Clear Channel Communications	135,000	5,098,950
Coach	101,100 [a]	3,696,216
Comcast, Cl. A	837,727 [a]	17,634,155
D.R. Horton	74,100 [b]	940,329
Darden Restaurants	38,450	1,653,350
Dillard’s, Cl. A	16,500 [b]	379,995
DIRECTV Group	205,900 [a]	5,452,232
Dow Jones & Co.	17,700	1,058,637
E.W. Scripps, Cl. A	24,300	1,093,743
Eastman Kodak	77,800 [b]	2,229,748
Expedia	55,400 [a]	1,809,364
Family Dollar Stores	39,500 [b]	1,001,325
Ford Motor	569,092 [a,b]	5,047,846
Fortune Brands	41,500	3,476,455
Gannett	63,100	2,676,071
Gap	134,125	2,534,963
General Motors	153,400	6,011,746
Genuine Parts	46,100	2,262,127
Goodyear Tire & Rubber	57,200 [a,b]	1,724,580
H & R Block	88,000	1,918,400
Harley-Davidson	68,100	3,507,150
Harman International Industries	17,700	1,490,340

8

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Harrah’s Entertainment	50,700	4,474,275
Hasbro	43,400	1,295,490
Home Depot	457,703	14,422,222
IAC/InterActiveCorp	51,800 [a]	1,526,028
International Game Technology	91,000	3,968,510
Interpublic Group of Cos.	127,800 [a,b]	1,322,730
J.C. Penney	60,100	3,380,024
Johnson Controls	161,000 [b]	7,038,920
Jones Apparel Group	25,300 [b]	529,782
KB Home	20,900 [b]	577,676
Kohl’s	86,100 [a]	4,732,917
Leggett & Platt	47,400	920,982
Lennar, Cl. A	37,800 [b]	863,730
Limited Brands	86,400 [b]	1,901,664
Liz Claiborne	27,700 [b]	788,619
Lowe’s Cos.	400,800	10,777,512
Macy’s	117,500	3,763,525
Marriott International, Cl. A	86,600	3,560,126
Mattel	107,000	2,235,230
McDonald’s	323,000	19,283,100
McGraw-Hill Cos.	91,900	4,598,676
Meredith	10,400	647,400
New York Times, Cl. A	39,000 [b]	762,840
Newell Rubbermaid	74,862	2,182,976
News, Cl. A	627,500	13,597,925
NIKE, Cl. B	104,800 [b]	6,944,048
Nordstrom	53,600	2,113,984
Office Depot	73,900 [a]	1,386,364
OfficeMax	20,400	645,660
Omnicom Group	89,000	4,537,220
Polo Ralph Lauren	16,200	1,114,560
Pulte Homes	57,600 [b]	854,784
RadioShack	37,300 [b]	769,126
Sears Holdings	20,562 [a,b]	2,771,552
Sherwin-Williams	29,400	1,879,248
Snap-On	15,700	783,587

The Fund 9

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Stanley Works	22,213	1,278,358
Staples	193,475	4,515,707
Starbucks	202,000 a	5,389,360
Starwood Hotels & Resorts Worldwide	56,900	3,235,334
Target	229,500	14,082,120
Tiffany & Co.	37,100	2,010,078
Time Warner	1,010,850	18,458,121
TJX Cos.	120,500	3,486,065
Tribune	20,860	631,224
VF	24,100	2,099,833
Viacom, Cl. B	186,112 a	7,684,564
Walt Disney	526,100	18,218,843
Wendy’s International	23,700	823,812
Whirlpool	21,146	1,674,340
Wyndham Worldwide	48,454	1,590,745
Yum! Brands	140,940	5,675,654
		333,088,581
Consumer Staples—9.5%
Altria Group	570,600	41,613,858
Anheuser-Busch Cos.	203,200	10,420,096
Archer-Daniels-Midland	174,460	6,242,179
Avon Products	117,272	4,805,806
Brown-Forman, Cl. B	23,400	1,731,132
Campbell Soup	60,900	2,252,082
Clorox	37,500	2,346,375
Coca-Cola	539,300	33,307,168
Coca-Cola Enterprises	77,300	1,995,113
Colgate-Palmolive	138,200	10,540,514
ConAgra Foods	132,800	3,151,344
Constellation Brands, Cl. A	52,600 a	1,321,312
Costco Wholesale	118,700	7,983,762
CVS	401,374	16,765,392
Dean Foods	35,100	974,727
Estee Lauder Cos., Cl. A	31,100	1,365,290
General Mills	89,500	5,166,835
H.J. Heinz	86,500	4,046,470
Hershey	45,800	1,974,438

10

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Kellogg	71,900	3,795,601
Kimberly-Clark	115,400 [b]	8,180,706
Kraft Foods, Cl. A	427,383	14,278,866
Kroger	191,800	5,637,002
McCormick & Co.	35,200	1,233,056
Molson Coors Brewing, Cl. B	36,900 [b]	2,111,787
Pepsi Bottling Group	38,000	1,637,040
PepsiCo	438,000	32,289,360
Procter & Gamble	845,865	58,804,535
Reynolds American	46,400 [b]	2,989,552
Safeway	119,000 [b]	4,046,000
Sara Lee	196,400	3,248,456
SUPERVALU	56,914	2,205,418
SYSCO	165,300	5,668,137
Tyson Foods, Cl. A	74,600	1,178,680
UST	43,200 [b]	2,303,424
Wal-Mart Stores	650,600	29,413,626
Walgreen	269,300	10,677,745
Whole Foods Market	37,700 [b]	1,867,658
WM Wrigley Jr.	58,900 [b]	3,632,363
		353,202,905
Energy—11.6%
Anadarko Petroleum	125,764	7,422,591
Apache	89,950	9,337,709
Baker Hughes	86,590	7,509,085
BJ Services	79,000	1,990,010
Chesapeake Energy	111,200 [b]	4,390,176
Chevron	577,826	52,876,857
ConocoPhillips	441,080	37,474,157
Consol Energy	49,400	2,791,100
Devon Energy	120,900	11,292,060
El Paso	189,875	3,353,193
ENSCO International	40,100 [b]	2,225,149
EOG Resources	66,400 [b]	5,883,040
Exxon Mobil	1,503,276	138,286,359
Halliburton	241,300	9,512,046
Hess	75,000	5,370,750

The Fund 11

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Marathon Oil	193,950	11,468,264
Murphy Oil	51,100 [b]	3,762,493
Nabors Industries	76,200 [a]	2,139,696
National Oilwell Varco	96,500 [a]	7,067,660
Noble	72,800	3,854,760
Noble Energy	46,400	3,551,456
Occidental Petroleum	225,200	15,550,060
Peabody Energy	72,000	4,014,000
Rowan Cos.	30,000 [b]	1,169,400
Schlumberger	323,100	31,201,767
Smith International	54,400	3,593,120
Spectra Energy	171,286	4,450,010
Sunoco	32,600	2,399,360
Tesoro	37,100	2,245,663
Transocean	78,400 [a]	9,358,608
Valero Energy	150,100	10,571,543
Weatherford International	91,300 [a]	5,926,283
Williams Cos.	162,700	5,936,923
XTO Energy	104,600	6,943,348
		434,918,696
Financial—19.1%
ACE	89,200	5,406,412
Aflac	132,400	8,312,072
Allstate	158,600	8,310,640
Ambac Financial Group	27,550 [b]	1,014,666
American Capital Strategies	50,900	2,209,569
American Express	320,600	19,540,570
American International Group	695,079	43,873,386
Ameriprise Financial	63,760	4,015,605
AON	79,375 [b]	3,597,275
Apartment Investment & Management, Cl. A	26,200 [b]	1,224,326
Assurant	26,200	1,531,128
AvalonBay Communities	21,600	2,649,240
Bank of America	1,202,714	58,067,032
Bank of New York Mellon	308,457	15,068,124
BB & T	149,600	5,530,712
Bear Stearns Cos.	31,472	3,575,219

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Boston Properties	32,300 [b]	3,499,382
Capital One Financial	113,200	7,424,788
CB Richard Ellis Group, Cl. A	53,400 [a,b]	1,301,892
Charles Schwab	256,900	5,970,356
Chubb	106,600	5,687,110
Cincinnati Financial	46,585	1,853,151
CIT Group	51,700	1,821,908
Citigroup	1,348,317	56,494,482
CME Group	14,400	9,594,000
Comerica	41,500	1,937,220
Commerce Bancorp	52,100	2,123,075
Countrywide Financial	156,100 [b]	2,422,672
Developers Diversified Realty	33,700	1,698,480
Discover Financial Services	129,380	2,497,034
E*TRADE FINANCIAL	115,300 [a]	1,284,442
Equity Residential	75,100	3,137,678
Fannie Mae	263,800	15,047,152
Federated Investors, Cl. B	23,700	1,019,100
Fifth Third Bancorp	145,167	4,540,824
First Horizon National	34,200 [b]	891,936
Franklin Resources	44,000	5,705,920
Freddie Mac	176,200	9,202,926
General Growth Properties	66,600	3,620,376
Genworth Financial, Cl. A	120,000	3,276,000
Goldman Sachs Group	110,000	27,271,200
Hartford Financial Services Group	86,100	8,354,283
Host Hotels & Resorts	141,600	3,137,856
Hudson City Bancorp	144,100 [b]	2,256,606
Huntington Bancshares	99,174	1,776,206
IntercontinentalExchange	18,800 [a]	3,350,160
Janus Capital Group	42,800 [b]	1,477,028
JPMorgan Chase & Co.	917,241	43,110,327
KeyCorp	105,500	3,001,475
Kimco Realty	68,400 [b]	2,839,968
Legg Mason	36,000	2,985,840
Lehman Brothers Holdings	143,900	9,114,626
Leucadia National	44,600 [b]	2,259,436

The Fund 13

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Lincoln National	73,400	4,577,958
Loews	120,500	5,915,345
M & T Bank	20,300 [b]	2,019,444
Marsh & McLennan Cos.	146,900	3,803,241
Marshall & Ilsley	72,200	3,082,940
MBIA	34,300	1,476,272
Merrill Lynch & Co.	233,600	15,422,272
MetLife	201,400	13,866,390
MGIC Investment	22,200 [b]	429,792
Moody’s	60,000	2,623,200
Morgan Stanley	285,260 [b]	19,186,588
National City	171,600 [b]	4,161,300
Northern Trust	51,900	3,903,399
NYSE Euronext	71,600	6,721,092
Plum Creek Timber	47,300	2,112,891
PNC Financial Services Group	92,700	6,689,232
Principal Financial Group	72,000	4,872,240
Progressive	196,300	3,631,550
ProLogis	69,600	4,993,104
Prudential Financial	124,400	12,031,968
Public Storage	33,700 [b]	2,728,689
Regions Financial	190,833	5,175,391
Safeco	28,200	1,632,780
Simon Property Group	60,600	6,309,066
SLM	111,800	5,272,488
Sovereign Bancorp	97,430 [b]	1,405,915
State Street	105,600 [b]	8,423,712
SunTrust Banks	94,600	6,867,960
Synovus Financial	88,750	2,339,450
T. Rowe Price Group	71,900	4,618,856
Torchmark	25,900	1,687,644
Travelers Cos.	177,912	9,288,786
U.S. Bancorp	467,953 [b]	15,517,321
Unum Group	97,795 [b]	2,282,535
Vornado Realty Trust	36,300	4,055,436
Wachovia	515,781	23,586,665
Washington Mutual	237,374	6,617,987

14

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Wells Fargo & Co.	906,000	30,813,060
XL Capital, Cl. A	49,300	3,547,135
Zions Bancorporation	29,200 [b]	1,726,012
		712,329,997
Health Care—11.5%
Abbott Laboratories	418,900	22,880,318
Aetna	138,616	7,786,061
Allergan	83,300	5,629,414
AmerisourceBergen	48,800	2,298,968
Amgen	294,512 [a]	17,114,092
Applera—Applied Biosystems Group	49,700	1,845,858
Barr Pharmaceuticals	29,100 [a]	1,668,012
Baxter International	174,800	10,489,748
Becton, Dickinson & Co.	66,000	5,508,360
Biogen Idec	78,085 [a,b]	5,812,647
Boston Scientific	361,610 [a]	5,015,531
Bristol-Myers Squibb	536,100	16,077,639
C.R. Bard	28,000	2,341,080
Cardinal Health	98,825	6,723,064
Celgene	103,700 [a,b]	6,844,200
CIGNA	76,700	4,025,983
Coventry Health Care	42,400 [a]	2,557,144
Covidien	134,742	5,605,267
Eli Lilly & Co.	267,500	14,485,125
Express Scripts	69,900 [a]	4,410,690
Forest Laboratories	85,700 [a]	3,348,299
Genzyme	71,500 [a]	5,431,855
Gilead Sciences	251,100 [a]	11,598,309
Hospira	42,570 [a]	1,759,418
Humana	45,700 [a]	3,425,215
IMS Health	52,800	1,331,088
Johnson & Johnson	784,518	51,127,038
King Pharmaceuticals	66,166 [a]	701,360
Laboratory Corp. of America Holdings	31,800 [a,b]	2,186,250
Manor Care	19,800	1,318,284
McKesson	80,277	5,306,310
Medco Health Solutions	73,391 [a]	6,926,643

The Fund 15

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Medtronic	307,400	14,583,056
Merck & Co.	589,900	34,367,574
Millipore	14,600 [a]	1,133,690
Mylan Laboratories	67,400	1,013,696
Patterson Cos.	37,900 [a,b]	1,482,269
PerkinElmer	32,900	905,408
Pfizer	1,877,609	46,207,957
Quest Diagnostics	42,400 [b]	2,254,832
Schering-Plough	438,900	13,395,228
St. Jude Medical	92,400 [a]	3,763,452
Stryker	64,300	4,565,300
Tenet Healthcare	128,450 [a,b]	450,860
Thermo Fisher Scientific	115,600 [a]	6,798,436
UnitedHealth Group	359,100	17,649,765
Varian Medical Systems	34,300 [a]	1,672,811
Waters	27,100 [a]	2,086,158
Watson Pharmaceuticals	27,800 [a]	849,568
WellPoint	154,900 [a]	12,272,727
Wyeth	364,500	17,725,635
Zimmer Holdings	64,020 [a]	4,448,750
		431,206,442
Industrial—11.3%
3M	194,000	16,753,840
Allied Waste Industries	78,200 [a]	988,448
American Standard Cos.	49,200	1,833,684
Avery Dennison	28,900	1,673,310
Boeing	212,398	20,940,319
Burlington Northern Santa Fe	81,400	7,094,010
C.H. Robinson Worldwide	46,800 [b]	2,336,256
Caterpillar	173,200	12,922,452
Cintas	36,600	1,339,560
Cooper Industries, Cl. A	49,800 [b]	2,609,022
CSX	119,000	5,327,630
Cummins	28,200 [b]	3,382,872
Danaher	66,800 [b]	5,722,756
Deere & Co.	60,100	9,309,490

16

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Dover	55,400	2,548,400
Eaton	39,500	3,656,910
Emerson Electric	214,700	11,222,369
Equifax	38,700	1,489,950
Expeditors International Washington	57,700	2,922,505
FedEx	83,720	8,651,625
Fluor	23,900 [b]	3,776,200
General Dynamics	110,000	10,005,600
General Electric	2,777,200	114,309,552
Goodrich	33,900	2,361,474
Honeywell International	202,825	12,252,658
Illinois Tool Works	113,700	6,510,462
Ingersoll-Rand, Cl. A	77,700	3,912,195
ITT Industries	49,100	3,285,772
Jacobs Engineering Group	32,500 [a]	2,832,375
L-3 Communications Holdings	34,200	3,749,688
Lockheed Martin	94,100	10,354,764
Masco	99,500	2,395,960
Monster Worldwide	35,900 [a,b]	1,456,822
Norfolk Southern	106,700	5,511,055
Northrop Grumman	93,190	7,792,548
Paccar	101,061	5,614,949
Pall	33,200	1,330,324
Parker Hannifin	47,275	3,799,492
Pitney Bowes	59,600	2,386,384
Precision Castparts	37,400	5,602,894
R.R. Donnelley & Sons	60,200	2,425,458
Raytheon	118,500	7,537,785
Robert Half International	44,400	1,335,996
Rockwell Automation	41,400 [b]	2,851,632
Rockwell Collins	45,200	3,381,412
Ryder System	16,200 [b]	775,170
Southwest Airlines	202,518 [b]	2,877,781
Terex	27,600 [a]	2,048,472
Textron	67,700	4,685,517
Tyco International	134,742	5,547,328

The Fund 17

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Union Pacific	72,200	9,244,488
United Parcel Service, Cl. B	284,500	21,365,950
United Technologies	268,800	20,587,392
W.W. Grainger	19,400	1,744,448
Waste Management	140,700	5,120,073
		423,495,478
Information Technology—16.8%
Adobe Systems	159,500 [a]	7,640,050
Advanced Micro Devices	149,100 [a,b]	1,950,228
Affiliated Computer Services, Cl. A	27,000 [a]	1,367,820
Agilent Technologies	104,816 [a]	3,862,470
Akamai Technologies	44,900 [a,b]	1,759,631
Altera	96,500	1,893,330
Analog Devices	84,300	2,820,678
Apple	235,700 [a]	44,771,215
Applied Materials	373,500	7,253,370
Autodesk	62,300 [a]	3,046,470
Automatic Data Processing	143,900	7,131,684
BMC Software	54,500 [a]	1,844,280
Broadcom, Cl. A	127,150 [a]	4,138,732
CA	105,329 [b]	2,785,952
Ciena	23,299 [a,b]	1,115,090
Cisco Systems	1,650,900 [a]	54,578,754
Citrix Systems	48,700 [a]	2,093,613
Cognizant Technology Solutions, Cl. A	78,400 [a]	3,250,464
Computer Sciences	47,200 [a]	2,756,008
Compuware	82,100 [a]	821,000
Convergys	36,700 [a]	672,711
Corning	426,400	10,348,728
Dell	615,700 [a]	18,840,420
eBay	309,200 [a]	11,162,120
Electronic Arts	84,300 [a]	5,152,416
Electronic Data Systems	137,900	2,977,261
EMC/Massachusetts	568,500 [a]	14,434,215
Fidelity National Information Services	46,000	2,121,520

18

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Fiserv	45,250 [a]	2,506,850
Google, Cl. A	62,600 [a]	44,258,200
Hewlett-Packard	698,766	36,112,227
Intel	1,582,900	42,580,010
International Business Machines	368,700 [b]	42,813,444
Intuit	91,900 [a,b]	2,956,423
Jabil Circuit	56,300	1,223,399
JDS Uniphase	57,400 [a,b]	875,924
Juniper Networks	139,300 [a,b]	5,014,800
KLA-Tencor	52,400	2,758,860
Lexmark International, Cl. A	25,600 [a]	1,074,944
Linear Technology	60,200 [b]	1,987,804
LSI	194,100 [a,b]	1,281,060
MEMC Electronic Materials	61,000 [a]	4,466,420
Microchip Technology	58,900 [b]	1,953,713
Micron Technology	205,100 [a,b]	2,155,601
Microsoft	2,185,400	80,444,574
Molex	38,900	1,110,984
Motorola	627,395	11,788,752
National Semiconductor	65,200	1,639,128
Network Appliance	96,400 [a]	3,035,636
Novell	94,800 [a,b]	716,688
Novellus Systems	33,600 [a,b]	954,576
NVIDIA	148,750 [a]	5,262,775
Oracle	1,067,100 [a]	23,657,607
Paychex	92,175	3,851,072
QLogic	39,800 [a]	618,094
QUALCOMM	453,800	19,390,874
SanDisk	61,800 [a,b]	2,743,920
Sun Microsystems	958,800 [a]	5,474,748
Symantec	243,739 [a]	4,577,418
Tektronix	20,600	779,710
Tellabs	118,800 [a]	1,046,628
Teradata	48,900 [a]	1,395,117
Teradyne	51,400 [a]	634,276

The Fund 19

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Texas Instruments	387,300	12,625,980
Tyco Electronics	134,742	4,806,247
Unisys	94,900 [a]	576,992
VeriSign	66,100 [a,b]	2,253,349
Western Union	209,446	4,616,190
Xerox	253,700 [a]	4,424,528
Xilinx	80,200	1,956,880
Yahoo!	365,100 [a]	11,354,610
		628,347,262
Materials—3.3%
Air Products & Chemicals	58,600	5,734,010
Alcoa	239,648	9,487,664
Allegheny Technologies	27,677	2,827,759
Ashland	15,200	892,544
Ball	27,800	1,378,324
Bemis	28,300	796,928
Dow Chemical	257,463	11,596,134
E.I. du Pont de Nemours & Co.	249,512	12,353,339
Eastman Chemical	22,800	1,518,252
Ecolab	47,200	2,226,424
Freeport-McMoRan Copper & Gold	103,421 [b]	12,170,583
Hercules	31,400 [b]	590,634
International Flavors & Fragrances	22,000 [b]	1,148,620
International Paper	116,453	4,304,103
MeadWestvaco	49,711	1,672,278
Monsanto	147,828	14,432,448
Newmont Mining	122,425	6,226,536
Nucor	78,000	4,837,560
Pactiv	35,400 [a,b]	972,438
PPG Industries	44,500	3,325,930
Praxair	86,700	7,411,116
Rohm & Haas	34,415 [b]	1,785,450
Sealed Air	43,764 [b]	1,091,037
Sigma-Aldrich	35,600	1,839,452
Temple-Inland	28,700	1,540,329

20

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Titanium Metals	23,700 [a]	834,240
United States Steel	32,000	3,452,800
Vulcan Materials	25,900 [b]	2,214,709
Weyerhaeuser	58,500	4,440,735
		123,102,376
Telecommunication Services—3.6%
Alltel	95,000	6,759,250
AT & T	1,653,085	69,082,422
CenturyTel	30,300 [b]	1,334,715
Citizens Communications	92,200 [b]	1,213,352
Embarq	41,342	2,187,819
Qwest Communications International	433,000 [a,b]	3,108,940
Sprint Nextel	771,545	13,193,420
Verizon Communications	786,756	36,245,849
Windstream	129,423	1,740,739
		134,866,506
Utilities—3.4%
AES	181,200 [a]	3,879,492
Allegheny Energy	45,000	2,729,700
Ameren	56,300 [b]	3,043,578
American Electric Power	108,160	5,214,393
CenterPoint Energy	87,066 [b]	1,459,226
CMS Energy	60,900 [b]	1,033,473
Consolidated Edison	73,400 [b]	3,456,406
Constellation Energy Group	48,900	4,630,830
Dominion Resources	78,908	7,230,340
DTE Energy	46,300 [b]	2,296,480
Duke Energy	341,572	6,547,935
Dynergy, Cl. A	134,346 [a]	1,237,327
Edison International	88,300	5,134,645
Entergy	53,000	6,353,110
Exelon	182,750 [b]	15,128,045
FirstEnergy	82,602	5,757,359
FPL Group	110,300	7,546,726
Integrys Energy	20,574	1,107,087

The Fund 21

STATEMENT OF INVESTMENTS (continued)
Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Nicor	12,200 [b]	527,894
NiSource	74,300	1,519,435
PG & E	95,800 [b]	4,687,494
Pinnacle West Capital	27,200 [b]	1,098,880
PPL	103,800	5,366,460
Progress Energy	70,169 [b]	3,368,112
Public Service Enterprise Group	68,900	6,586,840
Questar	46,800	2,671,344
Sempra Energy	71,566	4,402,025
Southern	205,000 [b]	7,515,300
TECO Energy	57,100	960,993
Xcel Energy	113,810 [b]	2,566,416
		125,057,345
Total Common Stocks
(cost $2,139,489,121)		3,699,615,588

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
3.58%, 12/27/07	600,000 [c]	596,370
3.94%, 12/13/07	2,100,000 [c]	2,090,550
Total Short-Term Investments
(cost $2,687,006)		2,686,920

Other Investment—1.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $36,163,000)	36,163,000 [d]	36,163,000

22

Investment of Cash Collateral
for Securities Loaned—3.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $114,031,095)	114,031,095 [d]	114,031,095

Total Investments (cost $2,292,370,222)	103.1%	3,852,496,603
Liabilities, Less Cash and Receivables	(3.1%)	(117,124,618)
Net Assets	100.0%	3,735,371,985

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At October 31, 2007, the total market value of the fund’s securities on loan is $185,524,601 and the total market value of the collateral held by the fund is $189,331,850, consisting of cash collateral of $114,031,095, U.S. Government and agency securities valued at $73,304,155, and Letters of
Credit valued at $1,996,600.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)	Value (%)

Financial	19.1	Consumer Discretionary	8.9
Information Technology	16.8	Short-Term/Money Market Investments	4.1
Energy	11.6	Telecommunication Services	3.6
Health Care	11.5	Utilities	3.4
Industrial	11.3	Materials	3.3
Consumer Staples	9.5		103.1

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

October 31, 2007

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2007 ($)

Financial Futures Long
Standard & Poor’s 500	106	41,204,850	December 2007	152,924

See notes to financial statements.
24

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $185,524,601)—Note 1(b):
Unaffiliated issuers	2,142,176,127	3,702,302,508
Affiliated issuers	150,194,095	150,194,095
Cash		2,206,200
Receivable for investment securities sold		41,833,243
Dividends and interest receivable		3,542,496
Receivable for shares of Common Stock subscribed		1,544,752
Receivable for futures variation margin—Note 4		543,211
		3,902,166,505

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,603,694
Liability for securities on loan—Note 1(b)		114,031,095
Payable for shares of Common Stock redeemed		51,154,182
Interest payable—Note 2		5,549
		166,794,520

Net Assets ($)		3,735,371,985

Composition of Net Assets ($):
Paid-in capital		2,196,045,615
Accumulated undistributed investment income—net		41,767,179
Accumulated net realized gain (loss) on investments		(62,720,114)
Accumulated net unrealized appreciation (depreciation)
on investments (including $152,924 net unrealized
appreciation on financial futures)		1,560,279,305

Net Assets ($)		3,735,371,985

Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		84,554,396
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		44.18

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS Year Ended October 31, 2007
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	70,984,285
Affiliated issuers	1,740,483
Interest	317,669
Income from securities lending	232,715
Total Income	73,275,152
Expenses:
Management fee—Note 3(a)	9,322,247
Shareholder servicing costs—Note 3(b)	9,322,247
Director fees—Note 3(a)	182,762
Loan commitment fees—Note 2	27,060
Interest expense—Note 2	5,549
Total Expenses	18,859,865
Less—Director fees reimbursed by the Manager—Note 3(a)	(182,762)
Net Expenses	18,677,103
Investment Income—Net	54,598,049

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(17,621,821)
Net realized gain (loss) on financial futures	7,562,704
Net Realized Gain (Loss)	(10,059,117)
Net unrealized appreciation (depreciation) on investments [including
($3,116,626) net unrealized (depreciation) on financial futures]	443,748,686
Net Realized and Unrealized Gain (Loss) on Investments	433,689,569
Net Increase in Net Assets Resulting from Operations	488,287,618

See notes to financial statements.
26

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2007	2006

Operations ($):
Investment income—net	54,598,049	49,810,697
Net realized gain (loss) on investments	(10,059,117)	189,411,217
Net unrealized appreciation
(depreciation) on investments	443,748,686	267,236,870
Net Increase (Decrease) in Net Assets
Resulting from Operations	488,287,618	506,458,784

Dividends to Shareholders from ($):
Investment income—net	(50,050,073)	(44,603,659)
Net realized gain on investments	(119,861,285)	—
Total Dividends	(169,911,358)	(44,603,659)

Capital Stock Transactions ($):
Net proceeds from shares sold	782,780,152	810,152,140
Dividends reinvested	166,653,657	43,610,140
Cost of shares redeemed	(1,189,427,803)	(969,588,784)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(239,993,994)	(115,826,504)
Total Increase (Decrease) in Net Assets	78,382,266	346,028,621

Net Assets ($):
Beginning of Period	3,656,989,719	3,310,961,098
End of Period	3,735,371,985	3,656,989,719
Undistributed investment income—net	41,767,179	37,859,452

Capital Share Transactions (Shares):
Shares sold	18,772,781	21,471,151
Shares issued for dividends reinvested	4,147,396	1,190,232
Shares redeemed	(28,498,074)	(25,791,107)
Net Increase (Decrease) in Shares Outstanding	(5,577,897)	(3,129,724)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	40.57	35.50	33.30	30.91	26.01
Investment Operations:
Investment income—net [a]	.61	.54	.56	.39	.35
Net realized and unrealized
gain (loss) on investments	4.90	5.01	2.16	2.35	4.86
Total from Investment Operations	5.51	5.55	2.72	2.74	5.21
Distributions:
Dividends from
investment income—net	(.56)	(.48)	(.52)	(.35)	(.31)
Dividends from net realized
gain on investments	(1.34)	—	—	—	—
Total Distributions	(1.90)	(.48)	(.52)	(.35)	(.31)
Net asset value, end of period	44.18	40.57	35.50	33.30	30.91

Total Return (%)	14.05	15.79	8.20	8.93	20.22

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.50	.50	.50	.52
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.52
Ratio of net investment income
to average net assets	1.47	1.45	1.60	1.21	1.27
Portfolio Turnover Rate	4.71	5.04	7.24	1.87	2.17

Net Assets, end of period
($ x 1,000)	3,735,372	3,656,990	3,310,961	3,116,177	2,803,280

[a] Based on average shares outstanding at each month end. See notes to financial statements.
28

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to match the performance of the Standard & Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (“the Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”).As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-ended investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the fund’s Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend

30

income is recognized on the ex-dividend date and interest income, is determined on the basis of coupon interest accrued, adjusted for, accretion of discount and amortization of premium on debt securities.

Pursuant to a securities lending agreement with Mellon Bank N.A. (“Mellon Bank”), an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager as shown in the fund’s Statement of Investments.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2007, Mellon Bank earned $99,735, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain, if any, can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. Accordingly, no provision for income tax is required.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At October 31, 2007, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $41,407,732, accumulated capital losses $9,745,815 and unrealized appreciation $1,507,664,453.

The accumulated capital loss carryover of $9,745,815 is available to be applied against future net securities profits, if any, realized subsequent to October 31, 2007. If not applied, the carryover expires in fiscal 2015.

The tax characters of distributions paid to shareholders during the fiscal periods ended October 31, 2007 and October 31, 2006, were as follows: ordinary income $50,050,073 and $44,603,659 and long-term capital gains $119,861,285 and $0, respectively.

During the period ended October 31, 2007, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed

32

investment income-net by $640,249 and increased net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2007, was approximately $96,600 with a related weighted average annualized interest rate of 5.75% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fees in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the “Fund Group”). Currently, the Company and 13 other funds (comprised of 40 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000, and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for separate each in-person

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

committee meeting that not held in conjunction with a regularly scheduled Board meeting, and an attendance fee of $1,000 for each Board meeting and separate committee meetings that are conducted by telephone. The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services a fee, at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period October 31, 2007, the fund was charged $9,322,247 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $801,847 and shareholder services plan fees $801,847.

(c) A 1% redemption fee is charged and retained by the fund on certain shares redeemed within 30 days of purchase subject to exceptions described in the fund’s current prospectus. During the period ended October 31, 2007, redemption fees charged and received by the fund amounted to $10,637. Effective December 1, 2007, the fund will no longer assess a redemption fee on shares that are reassessed or

34

exchanged before the end of the required holding period. The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures during the period ended October 31, 2007, amounted to $172,848,154 and $469,214,176, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 2007, are set forth in the Statement of Financial Futures.

At October 31, 2007, the cost of investments for federal income tax purposes was $2,344,832,150; accordingly, accumulated net unrealized appreciation on investments was $1,507,664,453, consisting of $1,693,293,981 gross unrealized appreciation and $185,629,528 gross unrealized depreciation.

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 300 Madison Avenue, 28th Floor, New York, New York 10017, an independent registered public accounting firm, was the independent registered public accounting firm for the fund for the fiscal year ended October 31, 2006.At meet-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

ings held on December 5, 2006, the Audit Committee and the Board of Trustees of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past four fiscal years and any subsequent interim period: (i) no report on the Company's financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus S&P 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus S&P 500 Index Fund (one of the funds comprising Dreyfus Index Funds, Inc.) as of October 31, 2007, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.The statement of changes in net assets for the year ended October 31, 2006, and the financial highlights for each of indicated periods through October 31, 2006, were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on the statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from other were not received. We believe that our audit provides a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 2007, and the results of its operations, the changes in its net asset and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York December 20, 2007

The Fund 37

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended October 31, 2007 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2007, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $27,206,860 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2008 of the percentage applicable to the preparation of their 2007 income tax returns.Also, the fund hereby designates $1.3370 per share as a long-term capital gain distribution of the $1.8970 per share paid on December 28, 2006, and also designates $.0040 per share as a long-term capital gain distribution paid on March 29, 2007.

38

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 165

———————

Peggy C. Davis (64) Board Member (2006)

Principal Occupation During Past 5 Years:
  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 65

———————

David P. Feldman (67) Board Member (1989)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director
No. of Portfolios for which Board Member Serves: 49

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited) (continued)

James F. Henry (76) Board Member (2006)
Principal Occupation During Past 5 Years:
  President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation (Retired 2003)
  Advisor to The Elaw Forum, a consultant on managing corporate legal costs
  Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice)
  Individual Trustee of several trusts
Other Board Memberships and Affiliations:
  Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation
No. of Portfolios for which Board Member Serves: 40

———————

Ehud Houminer (67) Board Member (1996)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University

Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman

No. of Portfolios for which Board Member Serves: 67

———————

Gloria Messinger (77) Board Member (1996)

Principal Occupation During Past 5 Years:
  Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
  Consultant in Intellectual Property
Other Board Memberships and Affiliations:
  Theater for a New Audience, Inc., Director
  Brooklyn Philharmonic, Director
No. of Portfolios for which Board Member Serves: 40
40

Dr. Martin Peretz (68) Board Member (2006)
Principal Occupation During Past 5 Years:
  Editor-in-Chief of The New Republic Magazine
  Lecturer in Social Studies at Harvard University (1965-2002)
  Director of TheStreet.com, a financial information service on the web
Other Board Memberships and Affiliations:
  American Council of Trustees and Alumni, Director
  Pershing Square Capital Management, Adviser
  Montefiore Ventures, General Partner
  Harvard Center for Blood Research,Trustee
  Bard College,Trustee
  Board of Overseers of YIVO Institute for Jewish Research, Chairman

No. of Portfolios for which Board Member Serves: 40

———————

Anne Wexler (77) Board Member (1991)

Principal Occupation During Past 5 Years:
  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present
Other Board Memberships and Affiliations:
  Wilshire Mutual Funds (5 funds), Director
  The Community Foundation for the National Capital Region, Director
  Member of the Council of Foreign Relations
  Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 49

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
John M. Fraser, Jr., Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member

The Fund 41

OFFICERS OF THE FUND (Unaudited)

42

The Fund 43

NOTES

For More	Information

Dreyfus S&P 500	Transfer Agent &
Index Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	MBSC Securities Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Trust of New England, N.A.
One Boston Place
Boston, MA 02109

Ticker Symbol: PEOPX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
38	Report of Independent Registered
Public Accounting Firm
39	Important Tax Information
40	Board Members Information
43	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus
Smallcap Stock Index Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Smallcap Stock Index Fund, covering the 12-month period from November 1, 2006, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. stock market.The third quarter of 2007 provided greater swings in stock prices than we’ve seen on a relative year-to-date basis, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the equity and fixed-income markets. A high degree of leverage within parts of the financial system has made recent price fluctuations more intense than they might be otherwise.

In our view, these developments signaled a shift to a new phase of the credit cycle.Although we expect somewhat slower financial conditions in the aftermath of the credit crisis, lower short-term interest rates from the Federal Reserve Board should help keep credit available to borrowers and forestall a more severe economic downturn. In addition, robust global economic growth may continue to support earnings for many U.S.-based companies. Such market events may indicate that it’s a good time to review your portfolio with your financial advisor, who can help you evaluate your investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2006, through October 31, 2007, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

U.S. small-cap stocks posted generally favorable returns during the reporting period, with gains fueled by rising mergers-and-acquisitions activity, strong corporate earnings and moderate economic growth. The difference in returns between the fund and its benchmark was primarily due to the fund’s sampling strategy, transaction costs and fund operating expenses.

For the 12-month period ended October 31, 2007, Dreyfus Smallcap Stock Index Fund produced a total return of 11.15% .1 In comparison, the Standard & Poor’s 600 Index (the “S&P 600 Index”), the fund’s benchmark, produced a 11.55% return for the same period.2,3

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. While the fund generally owns the vast majority of the stocks in the S&P 600 Index, some very small stocks may be excluded from the portfolio.The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Small-Cap Stocks Continued to Advance Despite Sub-Prime Woes

Small-cap stocks posted generally attractive returns during the reporting period despite bouts of heightened market volatility. In late February, a higher-than-expected number of delinquencies and defaults among homeowners with sub-prime mortgages resulted in heightened market turbulence. By July, weakness in the sub-prime lending sector had spread

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

to other areas of the financial markets, leading investors to sell riskier assets, including stocks. The Federal Reserve Board attempted to promote greater market liquidity by reducing key short-term interest rates in August, September and October, which resulted in a sharp rebound for many small-cap equities by the reporting period’s end.

Some of the small-cap market’s stronger gains stemmed from companies with government contracts. In the industrials area, parts suppliers to the defense industry advanced relatively strongly, as armor companies benefited from sales of materials used in helicopters, missile nose cones and diesel engine components. Other winners in this industry group included engineering firms that provide planning, design and construction services to government, domestic and international clients.A number of machinery companies that sell cranes and related equipment to the construction, mining and marine industries also advanced, as did firms that manufacture pump products, compressors and fluid dispensing equipment.

The information technology area also achieved sharp gains due to increased homeland security activity. For example, some of the S&P 600 Index’s stronger gains stemmed from thermal imaging and obscurant-proof camera systems that detect heat and radiation as well as makers of navigation systems and surveillance equipment used in homeland security, police and fire efforts. Other winners included companies that help other businesses improve productivity through performance management systems and firms with software technologies intent on streamlining the expense recordkeeping of the business traveler.

Gains for the S&P 600 Index also were particularly robust in the metals and mining segment of the materials sector. Steel, iron, aluminum and titanium stocks posted solid gains, in part due to robust demand for the commodities and construction materials needed to build industrial infrastructures in the world’s emerging markets. Energy stocks also fared well, with particular strength among drillers and companies that manufacture and supply parts to the drilling industry, including special alloys for tubular goods and sub-sea control systems.

4

Finally, a host of health care companies achieved attractive gains, including producers of equipment used to diagnose and treat respiratory and sleeping disorders and the makers of computer-aided mammography systems.

On the other hand,a number of the S&P 600 Index’s commercial banks, thrifts, mortgage lenders and insurance title companies languished during the reporting period due to the troubled housing market. Real estate investment trusts (REITs) also sold off sharply amid housing-related concerns. Other laggards included consumer discretionary stocks, where homebuilders, apparel retailers and restaurants disappointed due to concerns regarding slower consumer spending.

Offering a Diversified Portfolio of Midcap Stocks

As an index portfolio, our strategy is to attempt to replicate the returns of the S&P 600 Index by investing in a representative sample of the mid-cap stocks listed in the S&P 600 Index. The fund offers a diversified investment vehicle that can help investors manage the risks of investing in midcap stocks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect that may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance.
[3]	Standard & Poor’s®,”“S&P®,” and “Standard & Poor’s SmallCap 600 Index” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The above graph compares a $10,000 investment made in Dreyfus Smallcap Stock Index Fund on 10/31/97 to a
$10,000 investment made in the Standard & Poor’s SmallCap 600 Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a broad-
based index and a widely accepted, unmanaged index of overall small-cap stock market performance and does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007

Expenses paid per $1,000 †	$ 2.56
Ending value (after expenses)	$1,027.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2007

Expenses paid per $1,000 †	$ 2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund's annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
October 31, 2007

Common Stocks—100.0%	Shares	Value ($)

Consumer Discretionary—14.0%
4Kids Entertainment	16,000 [a]	272,800
Aaron Rents	93,447 [b]	1,979,207
Arbitron	48,800 [b]	2,470,256
Arctic Cat	27,200	392,224
Audiovox, Cl. A	30,800 [a]	369,600
Bassett Furniture Industries	2,500	26,525
Big 5 Sporting Goods	38,600 [b]	689,010
Blue Nile	28,100 [a,b]	2,221,024
Bright Horizons Family Solutions	40,000 [a]	1,552,000
Brown Shoe	78,325 [b]	1,597,830
Buffalo Wild Wings	26,500 [a,b]	812,490
Building Materials Holding	59,850 [b]	470,421
Cabela’s	63,600 [a,b]	1,241,472
California Pizza Kitchen	47,200 [a]	763,696
Cato, Cl. A	56,050	1,125,484
CEC Entertainment	61,275 [a]	1,825,995
Champion Enterprises	120,849 [a,b]	1,433,269
Charlotte Russe Holding	41,900 [a]	607,131
Children’s Place Retail Stores	39,100 [a,b]	1,000,960
Christopher & Banks	55,225 [b]	757,687
CKE Restaurants	91,700 [b]	1,483,706
Coachmen Industries	24,000	148,800
Coinstar	52,750 [a,b]	1,817,237
CPI	10,500	348,705
Crocs	137,400 [a,b]	10,270,650
Deckers Outdoor	22,800 [a,b]	3,187,212
Dress Barn	79,600 [a,b]	1,304,644
Drew Industries	32,100 [a]	1,270,518
Ethan Allen Interiors	46,450 [b]	1,433,447
Finish Line, Cl. A	63,000 [b]	236,250
Fleetwood Enterprises	100,800 [a,b]	907,200
Fossil	78,825 [a,b]	2,960,667
Fred’s, Cl. A	79,600 [b]	843,760
Genesco	38,200 [a,b]	1,764,840
Group 1 Automotive	40,600 [b]	1,260,630
Gymboree	59,900 [a,b]	2,038,397

8

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Haverty Furniture Cos.	39,400 [b]	334,900
Hibbett Sports	65,050 [a,b]	1,534,529
Hot Topic	63,000 [a,b]	482,580
Iconix Brand Group	101,450 [a,b]	2,318,132
IHOP	31,700 [b]	2,007,561
Jack in the Box	113,300 [a,b]	3,554,221
JAKKS Pacific	58,400 [a,b]	1,547,600
Jo-Ann Stores	39,460 [a]	760,394
JoS. A. Bank Clothiers	32,700 [a,b]	955,167
K-Swiss, Cl. A	43,100 [b]	1,008,540
Kellwood	46,750	774,648
La-Z-Boy	75,500 [b]	595,695
Landry’s Restaurants	28,200 [b]	809,904
Libbey	15,000 [b]	269,850
Lithia Motors, Cl. A	24,400 [b]	414,312
Live Nation	115,000 [a,b]	2,350,600
LKQ	83,000 [a,b]	3,200,480
M/I Homes	21,200 [b]	351,920
Maidenform Brands	34,200 [a,b]	507,870
Marcus	46,150	887,926
MarineMax	23,400 [a,b]	333,216
Men’s Wearhouse	95,250 [b]	4,025,265
Meritage Homes	33,000 [a,b]	530,970
Midas	26,500 [a,b]	423,205
Monaco Coach	46,200 [b]	535,920
Monarch Casino & Resort	24,600 [a,b]	752,514
Movado Group	36,000 [b]	1,083,240
Multimedia Games	46,850 [a,b]	413,217
National Presto Industries	14,200 [b]	780,148
Nautilus	45,000 [b]	289,350
O’Charleys	40,200 [b]	644,406
Oxford Industries	27,900 [b]	722,889
P.F. Chang’s China Bistro	39,000 [a,b]	1,135,290
Panera Bread, Cl. A	54,250 [a,b]	2,223,708
Papa John’s International	49,550 [a]	1,154,515
Peet’s Coffee & Tea	21,900 [a,b]	597,213

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
PEP Boys-Manny Moe & Jack	68,050 [b]	1,001,016
PetMed Express	30,900 [a]	450,522
Pinnacle Entertainment	94,450 [a,b]	2,757,940
Polaris Industries	58,850 [b]	2,894,243
Pool	78,530 [b]	1,851,737
Pre-Paid Legal Services	14,100 [a,b]	840,360
Quiksilver	191,700 [a,b]	2,587,950
Radio One, Cl. D	119,650 [a,b]	417,579
RC2	40,000 [a,b]	1,192,800
Red Robin Gourmet Burgers	27,500 [a,b]	1,100,550
Russ Berrie & Co.	14,300 [a,b]	250,250
Ruth’s Chris Steak House	26,600 [a,b]	336,224
Select Comfort	93,900 [a,b]	1,073,277
Shuffle Master	66,073 [a,b]	903,879
Skechers USA, Cl. A	58,100 [a,b]	1,428,679
Skyline	17,000 [b]	602,480
Sonic	106,917 [a,b]	2,649,403
Sonic Automotive, Cl. A	55,550 [b]	1,403,193
Stage Stores	69,300	1,300,068
Stamps.com	32,900 [a,b]	456,652
Standard Motor Products	19,300	161,348
Standard-Pacific	104,000 [b]	499,200
Steak n Shake	41,878 [a,b]	634,452
Stein Mart	46,600 [b]	306,162
Sturm Ruger & Co.	38,400 [a]	359,040
Superior Industries International	34,100 [b]	689,161
Texas Roadhouse, Cl. A	78,700 [a]	997,129
Tractor Supply	54,850 [a,b]	2,272,984
Triarc Cos., Cl. B	109,500 [b]	1,226,400
Tuesday Morning	37,600 [b]	286,512
Tween Brands	52,850 [a,b]	1,622,495
UniFirst	24,700	929,461
Universal Electronics	25,050 [a,b]	904,305
Universal Technical Institute	30,000 [a]	564,900
Volcom	19,700 [a,b]	576,225
Winnebago Industries	50,250 [b]	1,295,445
WMS Industries	67,500 [a]	2,340,225

10

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Wolverine World Wide	100,350	2,572,974
Zale	79,200 [a,b]	1,669,536
Zumiez	29,800 [a,b]	1,247,428
		139,851,823
Consumer Staples—3.2%
Alliance One International	149,100 [a]	973,623
Boston Beer, Cl. A	14,200 [a]	741,950
Casey’s General Stores	84,750 [b]	2,415,375
Central Garden & Pet, Cl. A	115,100 [a,b]	957,632
Chattem	30,300 [a,b]	2,251,290
Flowers Foods	132,112 [b]	2,898,537
Great Atlantic & Pacific Tea	32,600 [a]	1,055,262
Hain Celestial Group	68,200 [a,b]	2,391,092
J & J Snack Foods	27,400 [b]	975,988
Lance	49,750	1,053,705
Longs Drug Stores	53,550 [b]	2,811,911
Mannatech	28,000 [b]	222,600
Nash Finch	23,400 [b]	876,330
Performance Food Group	61,450 [a]	1,658,536
Ralcorp Holdings	47,150 [a,b]	2,654,545
Sanderson Farms	29,000 [b]	1,009,200
Spartan Stores	34,600 [b]	769,158
Spectrum Brands	40,000 [a,b]	172,400
TreeHouse Foods	54,250 [a,b]	1,513,575
United Natural Foods	72,500 [a,b]	2,098,150
USANA Health Sciences	19,600 [a,b]	799,876
WD-40	32,100 [b]	1,271,160
		31,571,895
Energy—7.4%
Atwood Oceanics	47,000 [a,b]	3,959,280
Basic Energy Services	35,600 [a,b]	704,524
Bristow Group	39,200 [a,b]	1,955,688
Cabot Oil & Gas	166,750	6,618,307
CARBO Ceramics	33,700 [b]	1,513,804
Dril-Quip	39,200 [a,b]	2,090,536
Gulf Island Fabrication	18,400	642,528
Helix Energy Solutions Group	156,963 [a,b]	7,259,539

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
Hornbeck Offshore Services	39,200 [a]	1,532,720
ION Geophysical	114,200 [a,b]	1,730,130
Lufkin Industries	24,450 [b]	1,453,797
Massey Energy	137,900 [b]	4,368,672
Matrix Service	38,300 [a]	1,129,467
NATCO Group, Cl. A	30,800 [a]	1,641,948
Oceaneering International	92,250 [a]	7,128,158
Penn Virginia	61,750 [b]	2,988,700
Petroleum Development	26,700 [a]	1,212,714
Pioneer Drilling	77,800 [a,b]	947,604
SEACOR Holdings	40,150 [a,b]	3,679,748
St. Mary Land & Exploration	106,000 [b]	4,490,160
Stone Energy	47,300 [a]	2,108,634
Superior Well Services	26,700 [a,b]	544,680
Swift Energy	51,450 [a,b]	2,440,274
Tetra Technologies	116,950 [a,b]	2,302,746
Unit	85,000 [a]	4,060,450
W-H Energy Services	54,650 [a]	3,145,654
World Fuel Services	48,550 [b]	2,150,280
		73,800,742
Financial—14.6%
Acadia Realty Trust	53,050 [b]	1,405,825
Alabama National BanCorporation	26,900	2,120,258
Anchor Bancorp Wisconsin	30,200 [b]	742,920
Bank Mutual	90,350 [b]	1,003,788
BankAtlantic Bancorp, Cl. A	76,000 [b]	312,360
BankUnited Financial, Cl. A	59,050 [b]	509,601
Boston Private Financial Holdings	64,800 [b]	1,863,648
Brookline Bancorp	102,000 [b]	1,097,520
Cascade Bancorp	50,550 [b]	972,582
Cash America International	56,050	2,185,950
Central Pacific Financial	54,250 [b]	1,216,827
Chittenden	81,337	2,897,224
Colonial Properties Trust	82,400 [b]	2,581,592
Community Bank System	55,550 [b]	1,161,550
Corus Bankshares	70,150 [b]	773,053
Delphi Financial Group, Cl. A	78,275 [b]	3,033,156

12

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Dime Community Bancshares	41,250	593,587
Downey Financial	31,380 [b]	1,278,107
East West Bancorp	110,100 [b]	3,714,774
EastGroup Properties	43,000 [b]	2,050,240
Entertainment Properties Trust	50,350	2,762,704
Essex Property Trust	42,100 [b]	5,196,403
Financial Federal	48,300 [b]	1,305,066
First BanCorp	148,500	1,305,315
First Cash Financial Services	46,550 [a,b]	915,173
First Commonwealth Financial	105,500 [b]	1,212,195
First Financial Bancorp	66,400	780,200
First Indiana	23,200	737,760
First Midwest Bancorp	80,574	2,713,732
FirstFed Financial	26,800 [a,b]	1,146,504
Flagstar Bancorp	61,850 [b]	500,366
Franklin Bank	47,400 [a,b]	366,402
Fremont General	118,200 [b]	327,414
Frontier Financial	71,000 [b]	1,575,490
Glacier Bancorp	88,100 [b]	1,791,954
Hancock Holding	38,000	1,445,140
Hanmi Financial	74,500	820,990
Hilb, Rogal & Hobbs	62,050 [b]	2,734,544
Independent Bank	38,815 [b]	409,886
Infinity Property & Casualty	34,000	1,367,480
Inland Real Estate	98,000 [b]	1,460,200
Investment Technology Group	76,000 [a,b]	3,184,400
Irwin Financial	31,400 [b]	302,696
Kilroy Realty	54,550 [b]	3,547,932
Kite Realty Group Trust	43,300 [b]	784,596
LaBranche & Co.	70,300 [a]	385,244
LandAmerica Financial Group	30,600 [b]	850,374
Lexington Realty Trust	105,450 [b]	2,086,856
LTC Properties	37,200 [b]	942,648
Medical Properties Trust	88,250 [b]	1,158,723
Mid-America Apartment Communities	41,000	2,132,000
Nara Bancorp	40,300 [b]	623,844
National Retail Properties	126,800 [b]	3,214,380

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
optionsXpress Holdings	78,500 [b]	2,336,160
Parkway Properties	26,050	1,120,150
Philadelphia Consolidated Holding	102,200 [a]	4,169,760
Piper Jaffray Cos.	29,000 [a,b]	1,490,600
Portfolio Recovery Associates	30,600 [b]	1,380,366
Presidential Life	36,900 [b]	649,809
PrivateBancorp	31,000 [b]	872,960
ProAssurance	56,750 [a,b]	3,129,195
Prosperity Bancshares	57,250 [b]	1,850,320
Provident Bankshares	53,874	1,329,072
PS Business Parks	26,900	1,568,270
Rewards Network	39,400 [a]	193,060
RLI	35,500	2,065,035
Safety Insurance Group	33,600	1,208,256
Selective Insurance Group	101,800 [b]	2,474,758
Senior Housing Properties Trust	133,650 [b]	2,996,433
Signature Bank	46,500 [a,b]	1,587,975
South Financial Group	117,500 [b]	2,427,550
Sovran Self Storage	37,500	1,774,125
Sterling Bancorp	27,600 [b]	405,444
Sterling Bancshares	126,650 [b]	1,545,130
Sterling Financial	83,485 [b]	1,878,413
Stewart Information Services	28,700 [b]	832,300
Susquehanna Bancshares	91,750 [b]	1,850,598
SWS Group	37,606 [b]	714,138
Tanger Factory Outlet Centers	45,950 [b]	1,935,414
Tower Group	31,600 [b]	954,004
TradeStation Group	43,500 [a]	530,700
Triad Guaranty	19,400 [a,b]	156,364
Trustco Bank NY	128,194 [b]	1,351,165
UCBH Holdings	169,350 [b]	2,890,805
Umpqua Holdings	95,950 [b]	1,624,434
United Bankshares	61,650 [b]	1,867,995
United Community Banks	73,800 [b]	1,633,932
United Fire & Casualty	36,600 [b]	1,172,664
Whitney Holding	113,570 [b]	2,914,206
Wilshire Bancorp	37,500 [b]	386,250

14

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Wintrust Financial	37,900 [b]	1,392,446
World Acceptance	29,800 [a,b]	961,348
Zenith National Insurance	66,000 [b]	2,651,880
		145,876,657
Health Care—12.6%
Allscripts Healthcare Solutions	95,350 [a,b]	2,641,195
Alpharma, Cl. A	75,000 [a,b]	1,546,500
Amedisys	43,766 [a,b]	1,857,867
American Medical Systems Holdings	109,000 [a,b]	1,394,110
AMERIGROUP	95,000 [a]	3,325,000
AMN Healthcare Services	42,150 [a]	801,271
AmSurg	51,950 [a,b]	1,374,077
Analogic	27,100 [b]	1,548,765
ArQule	50,500 [a]	396,425
ArthroCare	45,150 [a]	2,927,526
BIOLASE Technology	39,400 [a,b]	201,334
Bradley Pharmaceuticals	23,100 [a,b]	454,377
Cambrex	62,950 [b]	717,000
Centene	77,800 [a]	1,815,074
Chemed	42,498 [b]	2,435,985
CONMED	49,850 [a]	1,417,734
Cooper Cos.	73,900 [b]	3,103,800
Cross Country Healthcare	44,800 [a]	703,808
CryoLife	21,000 [a]	141,750
Cyberonics	30,000 [a,b]	435,000
Datascope	25,500	921,315
Dionex	32,950 [a]	2,899,600
DJO	39,900 [a]	1,993,005
Enzo Biochem	52,667 [a,b]	637,797
Gentiva Health Services	57,400 [a,b]	1,089,452
Greatbatch	43,600 [a,b]	1,083,896
Haemonetics	48,650 [a,b]	2,500,123
HealthExtras	56,000 [a]	1,631,840
Healthways	57,050 [a]	3,462,935
Hooper Holmes	106,400 [a]	236,208
ICU Medical	26,600 [a]	1,066,660
IDEXX Laboratories	52,350 [a,b]	6,375,183

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Immucor	115,800 [a,b]	3,734,550
Integra LifeSciences Holdings	32,700 [a,b]	1,584,969
Invacare	54,850 [b]	1,484,241
inVentiv Health	52,950 [a,b]	2,236,079
Kendle International	23,300 [a,b]	939,689
Kensey Nash	19,000 [a]	519,840
LCA-Vision	38,800 [b]	662,316
LHC Group	23,700 [a,b]	544,626
Lifecell	49,600 [a,b]	2,185,376
Martek Biosciences	54,050 [a,b]	1,651,228
Matria Healthcare	39,000 [a,b]	1,001,520
MedCath	24,600 [a]	682,158
Mentor	66,000 [b]	2,809,620
Meridian Bioscience	61,050	2,020,145
Merit Medical Systems	47,700 [a,b]	622,485
MGI Pharma	136,950 [a,b]	4,461,831
Molina Healthcare	24,100 [a,b]	918,451
Noven Pharmaceuticals	42,800 [a,b]	661,688
Odyssey HealthCare	57,200 [a]	586,300
Osteotech	34,500 [a]	240,120
Owens & Minor	68,000	2,756,720
Palomar Medical Technologies	34,400 [a]	869,976
PAREXEL International	48,150 [a,b]	2,214,900
Pediatrix Medical Group	81,000 [a]	5,305,500
PharmaNet Development Group	34,800 [a]	1,127,520
PharMerica	48,550 [a,b]	774,373
Phase Forward	63,100 [a]	1,501,149
PolyMedica	37,800 [b]	2,001,888
Possis Medical	26,000 [a]	372,060
PSS World Medical	116,900 [a,b]	2,361,380
Regeneron Pharmaceuticals	97,450 [a,b]	2,143,900
RehabCare Group	30,100 [a,b]	624,274
Res-Care	34,600 [a]	849,776
Respironics	127,450 [a]	6,380,147
Savient Pharmaceuticals	68,500 [a]	964,480
Sciele Pharma	57,350 [a,b]	1,458,984
Sierra Health Services	94,800 [a]	4,010,040

16

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Sunrise Senior Living	71,500 [a,b]	2,645,500
SurModics	27,200 [a,b]	1,543,328
Symmetry Medical	57,450 [a,b]	985,268
Theragenics	59,500 [a]	281,435
ViroPharma	136,200 [a,b]	1,172,682
Vital Signs	20,000	1,058,000
		126,087,124
Industrial—19.5%
A.O. Smith	42,950 [b]	1,605,901
AAR	62,300 [a,b]	1,996,715
ABM Industries	81,000 [b]	1,905,120
Acuity Brands	76,000 [b]	3,632,800
Administaff	42,000 [b]	1,674,960
Albany International, Cl. A	42,350 [b]	1,588,125
Angelica	12,100	209,088
Apogee Enterprises	55,600	1,308,268
Applied Industrial Technologies	69,325	2,457,571
Applied Signal Technology	25,000	359,250
Arkansas Best	54,500 [b]	1,496,025
Astec Industries	32,200 [a]	1,459,304
ASV	23,700 [a,b]	275,868
Baldor Electric	77,333 [b]	3,118,066
Barnes Group	73,500 [b]	2,699,655
Belden	73,312 [b]	4,271,890
Bowne & Co.	46,150 [b]	802,087
Brady, Cl. A	85,500 [b]	3,154,950
Briggs & Stratton	83,850 [b]	1,887,463
C & D Technologies	31,000 [a]	149,420
Cascade	17,100 [b]	1,076,958
CDI	30,500 [b]	840,580
Ceradyne	45,500 [a,b]	3,112,655
CLARCOR	84,650 [b]	3,086,339
Consolidated Graphics	23,000 [a]	1,471,540
Cubic	31,400 [b]	1,413,000
Curtiss-Wright	77,700 [b]	4,373,733
EDO	29,000 [b]	1,682,000
EMCOR Group	118,400 [a,b]	4,076,512

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
EnPro Industries	43,900 [a,b]	1,800,339
Esterline Technologies	49,200 [a]	2,695,176
Forward Air	48,000 [b]	1,566,240
Frontier Airlines Holdings	41,000 [a,b]	289,050
G & K Services, Cl. A	41,700 [b]	1,690,518
Gardner Denver	87,250 [a]	3,152,342
GenCorp	93,450 [a,b]	1,100,841
Gibraltar Industries	47,950 [b]	864,059
Griffon	46,050 [a]	710,551
Healthcare Services Group	65,150 [b]	1,430,694
Heartland Express	96,324 [b]	1,342,756
Heidrick & Struggles International	36,500 [b]	1,577,530
Hub Group, Cl. A	70,400 [a,b]	1,786,048
Insituform Technologies, Cl. A	42,100 [a,b]	591,926
Interface, Cl. A	90,250	1,726,483
Kaman	40,400	1,523,484
Kansas City Southern	128,950 [a]	4,989,076
Kaydon	47,950 [b]	2,579,231
Kirby	94,350 [a,b]	4,309,908
Knight Transportation	86,600 [b]	1,383,002
Labor Ready	80,250 [a,b]	1,410,795
Landstar System	93,050 [b]	3,916,475
Lawson Products	12,300	435,297
Lennox International	114,700	4,094,790
Lindsay	15,900 [b]	782,280
Lydall	29,200 [a]	314,192
Magnetek	22,000 [a]	112,860
Manitowoc	218,700	10,773,162
Mesa Air Group	71,600 [a,b]	332,940
Mobile Mini	53,850 [a,b]	965,531
Moog, Cl. A	70,575 [a]	3,257,036
Mueller Industries	71,200	2,560,352
NCI Building Systems	33,800 [a,b]	1,324,284
Old Dominion Freight Line	46,000 [a,b]	1,039,140
On Assignment	50,000 [a,b]	417,000
Patriot Coal	44,000 [a]	1,564,200
Radiant Systems	41,000 [a]	669,120

18

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Regal-Beloit	56,150 [b]	2,753,596
Robbins & Myers	30,700 [b]	2,219,610
School Specialty	34,700 [a,b]	1,171,125
Shaw Group	140,300 [a,b]	10,466,380
Simpson Manufacturing	64,550 [b]	1,935,855
SkyWest	109,300 [b]	2,982,797
Spherion	123,800 [a]	1,079,536
Standard Register	19,100 [b]	245,053
Standex International	28,500	611,040
Teledyne Technologies	57,250 [a]	2,994,748
Tetra Tech	103,006 [a,b]	2,405,190
Toro	69,800 [b]	3,885,068
Tredegar	50,650 [b]	882,323
Triumph Group	30,900 [b]	2,460,258
United Stationers	50,050 [a]	2,898,396
Universal Forest Products	31,500 [b]	1,128,015
URS	91,850 [a,b]	5,677,249
Valmont Industries	29,200 [b]	2,795,024
Viad	35,000 [b]	1,240,400
Vicor	33,000 [b]	463,320
Volt Information Sciences	24,500 [a]	380,975
Wabash National	48,650 [b]	493,798
Waste Connections	116,175 [a,b]	3,927,877
Watsco	42,300 [b]	1,761,372
Watson Wyatt Worldwide, Cl. A	79,300 [b]	3,780,231
Watts Water Technologies, Cl. A	46,150 [b]	1,312,045
Woodward Governor	55,450 [b]	3,715,150
		193,930,982
Information Technology—19.1%
Actel	54,350 [a,b]	619,046
Adaptec	198,850 [a,b]	701,940
Advanced Energy Industries	67,800 [a,b]	1,084,800
Agilysys	40,750	704,975
AMIS Holdings	102,050 [a]	782,723
Anixter International	51,750 [a,b]	3,718,237
Ansoft	27,200 [a]	818,176
ANSYS	130,550 [a]	5,066,645

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Arris Group	187,200 [a,b]	2,152,800
ATMI	61,050 [a]	1,962,147
Authorize.Net Holdings	47,600 [a]	1,112,412
Avid Technology	69,920 [a,b]	2,054,948
Axcelis Technologies	170,150 [a,b]	798,003
Bankrate	19,500 [a,b]	896,025
Bel Fuse, Cl. B	28,500 [b]	906,870
Bell Microproducts	41,000 [a]	245,590
Benchmark Electronics	124,600 [a]	2,555,546
Black Box	29,400	1,175,412
Blackbaud	78,500 [b]	2,115,575
Blue Coat Systems	55,400 [a,b]	2,248,686
Brightpoint	83,190 [a,b]	1,347,678
Brooks Automation	125,798 [a,b]	1,632,858
C-COR	80,650 [a,b]	988,769
Cabot Microelectronics	45,800 [a,b]	1,817,344
CACI International, Cl. A	53,850 [a,b]	2,899,822
Captaris	52,900 [a]	244,927
Catapult Communications	15,950 [a]	118,508
Checkpoint Systems	67,400 [a]	2,038,850
CIBER	75,600 [a]	588,924
Cognex	76,300	1,371,874
Coherent	56,900 [a,b]	1,866,320
Cohu	45,700 [b]	749,480
Comtech Telecommunications	42,300 [a,b]	2,294,775
Concur Technologies	62,300 [a]	2,245,292
CTS	62,850	776,197
CyberSource	49,900 [a,b]	815,865
Cymer	63,500 [a,b]	2,698,750
Daktronics	46,000 [b]	1,371,720
DealerTrack Holdings	47,800 [a]	2,346,502
Digi International	50,800 [a]	814,832
Diodes	46,550 [a,b]	1,538,943
Ditech Networks	58,000 [a,b]	288,260
DSP Group	55,650 [a,b]	878,713
Electro Scientific Industries	48,750 [a,b]	1,063,725
Epicor Software	101,050 [a,b]	1,180,264

20

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
EPIQ Systems	38,050 [a]	737,789
Exar	91,100 [a,b]	1,107,776
FactSet Research Systems	72,900 [b]	5,140,908
FARO Technologies	26,000 [a]	747,760
FEI	52,000 [a,b]	1,508,520
FLIR Systems	112,600 [a,b]	7,813,314
Gerber Scientific	32,300 [a,b]	356,915
Gevity HR	39,500 [b]	394,210
Harmonic	114,600 [a]	1,411,872
Hutchinson Technology	38,800 [a,b]	920,724
Informatica	155,000 [a,b]	2,647,400
InfoSpace	54,350 [b]	1,050,585
Insight Enterprises	83,800 [a]	2,316,232
Intevac	27,700 [a]	486,689
Itron	50,850 [a,b]	5,465,867
j2 Global Communications	88,750 [a,b]	2,989,988
JDA Software Group	42,250 [a]	1,054,560
Keithley Instruments	30,400	305,216
Knot	44,300 [a,b]	858,977
Kopin	110,000 [a]	437,800
Kulicke & Soffa Industries	94,050 [a,b]	711,959
Littelfuse	42,200 [a,b]	1,343,226
LoJack	37,400 [a]	657,118
Manhattan Associates	53,950 [a]	1,627,132
ManTech International, Cl. A	39,900 [a,b]	1,586,424
MAXIMUS	38,300 [b]	1,835,336
Mercury Computer Systems	24,400 [a]	381,616
Methode Electronics	72,300	906,642
Micros Systems	72,500 [a,b]	5,206,950
Microsemi	119,700 [a,b]	3,185,217
MIVA	14,500 [a]	46,110
MKS Instruments	84,650 [a]	1,699,772
MTS Systems	35,600 [b]	1,583,844
Napster	69,000 [a]	224,250
NETGEAR	57,250 [a,b]	2,023,215
Network Equipment Technologies	20,300 [a]	302,470
Newport	74,500 [a,b]	1,018,415

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Novatel Wireless	51,700 [a,b]	1,344,200
Omnicell	54,300 [a,b]	1,433,520
Park Electrochemical	44,850	1,404,702
PC-Tel	38,500 [a]	335,335
Perficient	52,400 [a,b]	987,740
Pericom Semiconductor	41,300 [a,b]	617,022
Phoenix Technologies	28,600 [a]	327,470
Photon Dynamics	34,200 [a,b]	351,576
Photronics	71,500 [a]	782,210
Planar Systems	46,600 [a,b]	317,812
Plexus	84,550 [a,b]	2,181,390
Progress Software	73,600 [a]	2,407,456
Quality Systems	31,500 [b]	1,141,245
Radisys	35,500 [a,b]	477,475
Rogers	27,000 [a]	1,323,810
Rudolph Technologies	56,100 [a,b]	730,983
ScanSource	45,200 [a]	1,669,688
Secure Computing	87,000 [a,b]	861,300
SI International	25,000 [a]	705,250
Skyworks Solutions	269,800 [a,b]	2,487,556
Smith Micro Software	41,300 [a,b]	636,433
Sonic Solutions	59,000 [a,b]	708,000
SPSS	34,300 [a]	1,303,400
Standard Microsystems	38,600 [a,b]	1,505,400
StarTek	16,000	172,000
Stratasys	34,800 [a,b]	905,844
Supertex	26,700 [a,b]	975,618
Sykes Enterprises	55,050 [a,b]	971,633
Symmetricom	73,950 [a,b]	350,523
Synaptics	38,800 [a,b]	2,108,780
SYNNEX	24,500 [a,b]	548,065
Take-Two Interactive Software	109,000 [a,b]	2,047,020
Technitrol	75,500	2,220,455
THQ	112,725 [a,b]	3,053,720
Tollgrade Communications	25,000 [a]	201,000
Trimble Navigation	202,350 [a]	8,437,995
TTM Technologies	65,050 [a]	834,592

22

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Tyler Technologies	51,300 [a,b]	826,956
Ultratech	34,000 [a]	394,060
United Online	114,000 [b]	2,006,400
Varian Semiconductor
Equipment Associates	126,950 [a,b]	5,842,239
Veeco Instruments	52,350 [a,b]	945,965
ViaSat	43,700 [a,b]	1,332,850
Websense	87,200 [a,b]	1,604,480
X-Rite	45,650	634,992
		190,248,706
Materials—4.3%
A.M. Castle & Co.	23,700 [b]	713,370
AMCOL International	36,000 [b]	1,452,240
AptarGroup	120,800 [b]	5,399,760
Arch Chemicals	48,900 [b]	2,230,818
Brush Engineered Materials	32,000 [a,b]	1,545,600
Buckeye Technologies	72,700 [a]	1,302,784
Caraustar Industries	49,000 [a,b]	197,960
Century Aluminum	48,550 [a,b]	2,825,124
Chesapeake	36,900	273,429
Deltic Timber	17,000 [b]	950,640
Georgia Gulf	53,050 [b]	641,905
H.B. Fuller	105,700 [b]	3,110,751
Headwaters	70,000 [a,b]	1,004,500
Material Sciences	31,500 [a]	275,940
Myers Industries	46,109	977,050
Neenah Paper	23,600	802,400
OM Group	51,850 [a,b]	2,747,013
Omnova Solutions	68,000 [a]	385,560
Penford	14,750	520,233
PolyOne	186,200 [a,b]	1,487,738
Quaker Chemical	16,900	364,702
Quanex	68,475 [b]	2,820,485
Rock-Tenn, Cl. A	58,350 [b]	1,701,486
RTI International Metals	35,800 [a,b]	2,798,844
Schulman (A.)	48,300 [b]	1,140,363
Schweitzer-Mauduit International	34,100 [b]	955,482

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Texas Industries	43,000	3,141,580
Tronox, Cl. B	72,500 [b]	596,675
Wausau Paper	82,300 [b]	823,823
		43,188,255
Utilities—5.3%
Allete	42,250 [b]	1,845,902
American States Water	22,050 [b]	1,002,172
Atmos Energy	160,100 [b]	4,490,805
Avista	87,850 [b]	1,937,092
Central Vermont Public Service	26,800 [b]	851,704
CH Energy Group	23,400 [b]	1,093,716
Cleco	99,250	2,615,237
El Paso Electric	76,000 [a]	1,850,600
Energen	125,800	8,051,200
General Communication, Cl. A	74,400 [a,b]	872,712
Laclede Group	40,500 [b]	1,408,995
New Jersey Resources	54,000	2,659,500
Northwest Natural Gas	46,050 [b]	2,218,229
Piedmont Natural Gas	122,850 [b]	3,136,361
South Jersey Industries	50,450 [b]	1,894,902
Southern Union	196,722	6,196,743
Southwest Gas	71,500	2,127,840
UGI	189,200	5,036,504
UIL Holdings	39,966 [b]	1,406,004
UniSource Energy	54,050 [b]	1,714,466
		52,410,684
Total Common Stocks
(cost $762,836,481)		996,966,868

	Principal
Short-Term Investments—.0%	Amount ($)	Value ($)

U.S. Treasury Bills:
3.65%, 11/23/07	50,000 [c]	49,883
3.94%, 12/13/07	200,000 [c]	199,100
Total Short-Term Investments
(cost $248,969)		248,983

24

Other Investment—.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,217,000)	1,217,000 [d]	1,217,000

Investment of Cash Collateral
for Securities Loaned—33.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $329,665,120)	329,665,120 [d]	329,665,120

Total Investments (cost $1,093,967,570)	133.1%	1,328,097,971
Liabilities, Less Cash and Receivables	(33.1%)	(330,082,276)
Net Assets	100.0%	998,015,695

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At October 31, 2007, the total market value of the fund’s securities on loan is $334,855,016 and the total market value of the collateral held by the fund is $344,215,759, consisting of cash collateral of $329,665,120, U.S. Government and agency securities valued at $10,780,639, and Letters of
Credit valued at $3,770,000.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/		Health Care	12.6
Money Market Investments	33.1	Energy	7.4
Industrial	19.5	Utilities	5.3
Information Technology	19.1	Materials	4.3
Financial	14.6	Consumer Staples	3.2
Consumer Discretionary	14.0		133.1

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF FINANCIAL FUTURES
October 31, 2007

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2007 ($)

Financial Futures Long
Russell 2000 E-Mini	40	3,329,200	December 2007	25,924

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $334,855,016)—Note 1(b):
Unaffiliated issuers	763,085,450	997,215,851
Affiliated issuers	330,882,120	330,882,120
Cash		662,337
Receivable for shares of Common Stock subscribed		853,943
Receivable for investment securities sold		740,443
Dividends and interest receivable		690,457
Receivable for futures variation margin—Note 4		49,740
		1,331,094,891

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		424,066
Liability for securities on loan—Note 1(b)		329,665,120
Payable for investment securities purchased		2,072,626
Payable for shares of Common Stock redeemed		910,043
Interest payable—Note 2		7,341
		333,079,196

Net Assets ($)		998,015,695

Composition of Net Assets ($):
Paid-in capital		688,118,141
Accumulated undistributed investment income—net		4,648,652
Accumulated net realized gain (loss) on investments		71,092,577
Accumulated net unrealized appreciation (depreciation)
on investments (including $25,924 net unrealized
appreciation on financial futures)		234,156,325

Net Assets ($)		998,015,695

Shares Outstanding
(200 million shares of $.001par value Common Stock authorized)		39,208,301
Net Asset Value, offering and redemption price per share—Note 3(c) ($)		25.45

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS
Year Ended October 31, 2007

Investment Income ($):
Income:
Dividends (net of $4,045 foreign taxes withheld at source):
Unaffiliated issuers	9,625,253
Affiliated issuers	124,223
Interest	26,495
Income from securities lending	885,782
Total Income	10,661,753
Expenses:
Management fee—Note 3(a)	2,413,767
Shareholder servicing costs—Note 3(b)	2,413,767
Director fees—Note 3(a)	48,202
Interest expense—Note 2	13,719
Loan commitment fees—Note 2	6,942
Total Expenses	4,896,397
Less—Director fees reimbursed by the Manager—Note 3(a)	(48,202)
Net Expense	4,848,195
Investment Income—Net	5,813,558

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	79,748,280
Net realized gain (loss) on financial futures	207,981
Net Realized Gain (Loss)	79,956,261
Net unrealized appreciation (depreciation) on investments (including
$34,424 net unrealized appreciation on financial futures)	14,043,175
Net Realized and Unrealized Gain (Loss) on Investments	93,999,436
Net Increase in Net Assets Resulting from Operations	99,812,994

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2007	2006

Operations ($):
Investment income—net	5,813,558	4,381,921
Net realized gain (loss) on investments	79,956,261	33,102,638
Net unrealized appreciation
(depreciation) on investments	14,043,175	74,057,383
Net Increase (Decrease) in Net Assets
Resulting from Operations	99,812,994	111,541,942

Dividends to Shareholders from ($):
Investment income—net	(4,514,957)	(3,905,126)
Net realized gain on investments	(35,949,561)	(8,853,881)
Total Dividends	(40,464,518)	(12,759,007)

Capital Stock Transactions ($):
Net proceeds from shares sold	318,431,782	389,973,269
Dividends reinvested	38,012,763	11,751,630
Cost of shares redeemed	(306,131,143)	(337,062,751)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	50,313,402	64,662,148
Total Increase (Decrease) in Net Assets	109,661,878	163,445,083

Net Assets ($):
Beginning of Period	888,353,817	724,908,734
End of Period	998,015,695	888,353,817
Undistributed investment income—net	4,648,652	3,350,051

Capital Share Transactions (Shares):
Shares sold	12,967,972	16,980,377
Shares issued for dividends reinvested	1,595,403	544,126
Shares redeemed	(12,477,330)	(14,828,791)
Net Increase (Decrease) in Shares Outstanding	2,086,045	2,695,712

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	23.93	21.06	18.91	16.30	12.36
Investment Operations:
Investment income—net [a]	.15	.12	.11	.11	.06
Net realized and unrealized
gain (loss) on investments	2.45	3.11	2.68	2.55	3.95
Total from Investment Operations	2.60	3.23	2.79	2.66	4.01
Distributions:
Dividends from investment income—net	(.12)	(.11)	(.10)	(.05)	(.04)
Dividends from net realized
gain on investments	(.96)	(.25)	(.54)	—	(.03)
Total Distributions	(1.08)	(.36)	(.64)	(.05)	(.07)
Net asset value, end of period	25.45	23.93	21.06	18.91	16.30

Total Return (%)	11.15	15.53	14.88	16.35	32.63

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.50	.50	.50	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	.60	.52	.55	.67	.44
Portfolio Turnover Rate	25.08	25.05	13.64	15.54	13.52

Net Assets, end of period ($ x 1,000)	998,016	888,354	724,909	477,646	276,954

[a] Based on average shares outstanding at each month end.
See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund’s investment objective is to match the performance of the Standard & Poor’s SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. On July 1, 2007, Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the funds Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount and amortization of premium on debt securities.

32

Pursuant to a securities lending agreement with Mellon Bank, N.A, (“Mellon Bank”) an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the leading transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2007, Mellon Bank earned $295,261, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. Accordingly, no provision for income tax is required.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At October 31, 2007, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $10,702,733, undistributed capital gains $75,032,215 and unrealized appreciation $224,162,606.

The tax characters of distributions paid to shareholders during the fiscal periods ended October 31, 2007 and October 31, 2006, were as follows: ordinary income $4,514,957 and $5,773,253 and long-term capital gains $35,949,561 and $6,985,754, respectively.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31,2007,was approximately $241,300 with a related weighted average annualized interest rate of 5.69% .

34

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Investment Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage commissions, taxes, interest, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Board members (including counsel fees). Currently, the Company and 13 other funds (comprised of 40 portfolios) in the Dreyfus Family of Funds pay each Board member their respective allocated portion of an annual retainer of $85,000, and an attendance fee of $10,000 for each regularly scheduled Board meeting, an attendance fee of $2,000 for each separate in-person committee meeting that is not held in conjunction with a regularly scheduled Board meeting, and an attendance fee of $1,000 for each Board meeting and separate committee meetings that are conducted by telephone. The Chairman of the Board receives an additional 25% of such compensation and the Audit Committee Chairman receives an additional $15,000 per annum. The Company also reimburses each Board member for travel and out of pocket expenses in connection with attending Board or committee meetings. Subject to the Company’s Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the Company’s annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. All Board fees are allocated among the funds in the Fund Group in proportion to each fund’s relative net assets.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services at the annual rate of .25% of the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, bank or other financial institution) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, the fund was charged an aggregate of $2,413,767 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities consist of: management fees $212,033 and shareholders services plan fees $212,033.

(c) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within 60 days of purchase subject to exceptions described in the fund’s current prospectus. During the period ended October 31, 2007, redemption fees charged and received by the fund amounted to $20,479. Effective December 1, 2007, the fund will no longer assess a redemption fee on shares that are reassessed or exchanged before the end of the required holding period. The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2007, amounted to $264,054,597 and $240,043,570, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Accordingly, variation margin payments are received or

36

made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at October 31, 2007, are set forth in the Statement of Financial Futures.

At October 31, 2007, the cost of investments for federal income tax purposes was $1,103,935,365; accordingly, accumulated net unrealized appreciation on investments was $224,162,606, consisting of $300,082,146 gross unrealized appreciation and $75,919,540 gross unrealized depreciation.

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 300 Madison Avenue, 28th Floor, New York, New York 10017, an independent registered public accounting firm, was the independent registered public accounting firm for the fund for the fiscal year ended October 31, 2006.At meetings held on December 5, 2006, the Audit Committee and the Board of Trustees of the Company engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the Company, effective upon the completion of services related to the audit of the 2006 financial statements of the Company.

During the Company’s past four fiscal years and any subsequent interim period: (i) no report on the Company’s financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the dis-agreement(s) in connection with its report.

The Fund 37

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Smallcap Stock Index Fund

We have audited the accompanying statement of assets and liabilities, including statement of investments and financial futures, of Dreyfus Smallcap Stock Index Fund (one of the funds comprising Dreyfus Index Funds, Inc.) as of October 31, 2007, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.The statement of changes in net assets for the year ended October 31, 2006 and the financial highlights for each of the indicated periods through October 31, 2006, were audited by other auditors whose report dated December 14, 2006, expressed an unqualified opinion on the statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Smallcap Stock Index Fund at October 31, 2007, and the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York December 20, 2007

38

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund also hereby designates 91.37% of the ordinary dividends paid during the fiscal year ended October 31, 2007 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2007, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $1,258,776 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in January 2008 of the percentage applicable to the preparation of their 2007 income tax returns. Also, the fund hereby designates $.9450 per share as a long-term capital gain distribution of the $1.0650 per share paid on December 27, 2006, designates $.0080 per share as a long-term capital gain distribution paid on March 29, 2007, and also designates $.0020 per share as a long-term capital gain distribution paid on June 29, 2007.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (64)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 165

Peggy C. Davis (64)
Board Member (2006)

Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 65

David P. Feldman (67)
Board Member (1989)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
No. of Portfolios for which Board Member Serves: 49

40

James F. Henry (76)
Board Member (2006)

Principal Occupation During Past 5 Years:
• President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation
(Retired 2003)
• Advisor to The Elaw Forum, a consultant on managing corporate legal costs
• Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice)
• Individual Trustee of several trusts
Other Board Memberships and Affiliations:
• Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation
No. of Portfolios for which Board Member Serves: 40

Ehud Houminer (67)
Board Member (1996)

Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University
Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of
Management, Ben Gurion University, Chairman
No. of Portfolios for which Board Member Serves: 67

Gloria Messinger (77)
Board Member (1996)

Principal Occupation During Past 5 Years:
• Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
• Consultant in Intellectual Property
Other Board Memberships and Affiliations:
• Theater for a New Audience, Inc., Director
• Brooklyn Philharmonic, Director
No. of Portfolios for which Board Member Serves: 40

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Dr. Martin Peretz (68)
Board Member (2006)

Principal Occupation During Past 5 Years:
• Editor-in-Chief of The New Republic Magazine
• Lecturer in Social Studies at Harvard University (1965-2002)
• Director of TheStreet.com, a financial information service on the web
Other Board Memberships and Affiliations:
• American Council of Trustees and Alumni, Director
• Pershing Square Capital Management, Adviser
• Montefiore Ventures, General Partner
• Harvard Center for Blood Research,Trustee
• Bard College,Trustee
• Board of Overseers of YIVO Institute for Jewish Research, Chairman
No. of Portfolios for which Board Member Serves: 40

Anne Wexler (77)
Board Member (1991)

Principal Occupation During Past 5 Years:
• Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present
Other Board Memberships and Affiliations:
• Wilshire Mutual Funds (5 funds), Director
• The Community Foundation for the National Capital Region, Director
• Member of the Council of Foreign Relations
• Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 49

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member

42

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.
Chief Operating Officer,Vice Chairman and a
Director of the Manager, and an officer of 82
investment companies (comprised of 165
portfolios) managed by the Manager. He is 59
years old and has been an employee of the
Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.
Chief Investment Officer,Vice Chair and a
director of the Manager, and an officer of 82
investment companies (comprised of 165
portfolios) managed by the Manager. Mr.
Maisano also is an officer and/or Board
member of certain other investment
management subsidiaries of The Bank of New
York Mellon Corporation, each of which is an
affiliate of the Manager. He is 60 years old and
has been an employee of the Manager since
November 2006. Prior to joining the Manager,
Mr. Maisano served as Chairman and Chief
Executive Officer of EACM Advisors, an
affiliate of the Manager, since August 2004, and
served as Chief Executive Officer of Evaluation
Associates, a leading institutional investment
consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.
Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. He is 47 years old and has been an
employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.
Associate General Counsel and Secretary of
the Manager, and an officer of 83 investment
companies (comprised of 182 portfolios)
managed by the Manager. He is 41 years old
and has been an employee of the Manager
since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.
Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. She is 51 years old and has been an
employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.
Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. He is 45 years old and has been an
employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.
Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. She is 44 years old and has been an
employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.
Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. He is 44 years old and has been an
employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.
Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. He is 55 years old and has been an
employee of the Manager since May 1986.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.
Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. He is 42 years old and has been an
employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.
Director – Mutual Fund Accounting of the
Manager, and an officer of 83 investment
companies (comprised of 182 portfolios)
managed by the Manager. He is 49 years old
and has been an employee of the Manager
since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2005.
Senior Accounting Manager – Money Market
and Municipal Bond Funds of the Manager,
and an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since May 2007.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 83 investment
companies (comprised of 182 portfolios)
managed by the Manager. He is 40 years old
and has been an employee of the Manager
since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.
Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 83 investment
companies (comprised of 182 portfolios)
managed by the Manager. He is 40 years old
and has been an employee of the Manager
since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.
Tax Manager of the Investment Accounting
and Support Department of the Manager, and
an officer of 83 investment companies
(comprised of 182 portfolios) managed by the
Manager. He is 39 years old and has been an
employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.
Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (83 investment
companies, comprised of 182 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 50 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 79 investment companies (comprised of 178
portfolios) managed by the Manager. He is 37
years old and has been an employee of the
Distributor since October 1998.

44

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $120,000 in 2006 and $123,000 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2006 and $2,414 in 2007. These services consisted of (i) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $9,900 in 2006 and $10,500 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2006 and $-0- in 2007.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2006 and $-0- in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $90,000 in 2006 and $1,627,514 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)